UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Becky L. Park

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income Fund Semi-annual report for the six months ended June 30, 2023

Pursuing durable
and diversified
income

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended June 30, 2023 (the most recent calendar quarter-end):

	1 year	Lifetime (since 3/22/19)

Class F-2 shares	5.15%	2.86%
Class A shares (reflecting 3.75% maximum sales charge)	0.97	1.75

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.47% for Class F-2 shares and 0.76% for Class A shares as of the prospectus dated March 1, 2023. The expense ratios are restated to reflect current fees.

When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2023, was 6.59% for Class F-2 shares and 6.05% for Class A shares calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share results reflect the 3.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for American Funds Multi-Sector Income Fund for the periods ended June 30, 2023, are shown in the table below, as well as results for the fund’s benchmark and the custom index.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/miayx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Investment portfolio

40	Financial statements

44	Notes to financial statements

58	Financial highlights

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class F-2 shares)	3.96%	5.15%	0.99%	2.86%
American Funds Multi-Sector Income Fund (Class A shares)	3.81	4.86	0.70	2.66
Bloomberg U.S. Aggregate Index*	2.09	–0.94	–3.96	–0.09
American Funds Multi-Sector Income Fund Custom Index†	3.97	5.28	–0.15	1.40

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	American Funds Multi-Sector Income Fund Custom Index: 45% Bloomberg U.S. High Yield Index 2% Issuer Cap, 30% Bloomberg U.S. Corporate Investment Grade Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg CMBS ex AAA Index and 2% Bloomberg ABS ex AAA Index, and blends the respective indices by weighting their cumulative total returns according to the weights described. This assumes the blend is rebalanced monthly. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. J.P. Morgan EMBI Global Diversified Index is a uniquely weighted emerging markets debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging markets sovereign and quasi-sovereign entities. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements. Bloomberg CMBS ex AAA Index represents the universe of U.S. commercial mortgage-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. Bloomberg ABS ex AAA Index represents the universe of U.S. asset-backed securities, excluding issuers with credit ratings of AAA, the highest credit quality rating. The indexes are unmanaged, and results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Class A shares of the fund include seed money invested by the fund’s investment adviser or its affiliates. Because 12b-1 fees are not paid on these investments, expenses are lower and results are higher than they would have been if the fees had been paid.

American Funds Multi-Sector Income Fund	1

Investment portfolio June 30, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.26%
AAA/Aaa	2.61
AA/Aa	8.99
A/A	14.21
BBB/Baa	23.23
Below investment grade	39.41
Unrated	.27
Short-term securities & other assets less liabilities	11.02
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 88.71%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 63.69%
Financials 11.97%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[1]	USD	4,643	$4,679
AerCap Ireland Capital DAC 2.45% 10/29/2026		1,322	1,182
AerCap Ireland Capital DAC 5.75% 6/6/2028		17,535	17,410
AerCap Ireland Capital DAC 3.00% 10/29/2028		980	848
AerCap Ireland Capital DAC 3.30% 1/30/2032		11,651	9,537
AerCap Ireland Capital DAC 3.40% 10/29/2033		300	241
AerCap Ireland Capital DAC 3.85% 10/29/2041		26,869	20,434
AG Issuer, LLC 6.25% 3/1/2028[1]		14,940	14,247
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		14,938	15,325
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		11,685	10,503
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		18,918	17,810
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		12,025	10,473
American International Group, Inc. 5.125% 3/27/2033		7,501	7,331
American International Group, Inc. 4.375% 6/30/2050		11,250	9,516
AmWINS Group, Inc. 4.875% 6/30/2029[1]		20,615	18,638
Aon Corp. 5.35% 2/28/2033		12,319	12,419
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		25,184	21,905
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[2,3]		3,415	3,074
AssuredPartners, Inc. 7.00% 8/15/2025[1]		335	331
AssuredPartners, Inc. 5.625% 1/15/2029[1]		11,273	9,768
Banco Santander, SA 2.746% 5/28/2025		1,600	1,503
Banco Santander, SA 5.294% 8/18/2027		3,200	3,141
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028		200	194
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]		23,400	19,864

2	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[4]	USD	3,600	$2,937
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[4]		3,060	3,014
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[4]		4,520	4,038
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[4]		593	536
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[4]		98	94
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[4]		43,980	43,228
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[4]		14,064	13,919
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[4]		252	201
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[4]		1,042	825
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[4]		12,655	12,387
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[4]		22,280	22,083
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[4]		4,420	4,405
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,4]		13,815	13,841
Block, Inc. 2.75% 6/1/2026		5,105	4,653
Block, Inc. 3.50% 6/1/2031		32,960	27,342
BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,4]		250	224
BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,4]		20,870	16,133
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,4]		6,450	6,440
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[4]		4,758	4,561
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[4]		12,000	11,921
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[4]		4,306	4,373
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		1,700	1,321
Chubb INA Holdings, Inc. 2.85% 12/15/2051		2,463	1,719
Chubb INA Holdings, Inc. 3.05% 12/15/2061		155	105
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[4]		20	16
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[4]		5,053	4,221
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[4]		20,010	17,689
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[4]		18,676	19,834
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[4]		9,225	9,310
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		5,505	4,500
Coinbase Global, Inc. 3.375% 10/1/2028[1]		6,702	4,489
Coinbase Global, Inc. 3.625% 10/1/2031[1]		13,365	7,911
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		31,725	27,843
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		11,605	9,407
Corebridge Financial, Inc. 3.85% 4/5/2029		5,959	5,367
Corebridge Financial, Inc. 3.90% 4/5/2032		12,896	11,223
Corebridge Financial, Inc. 4.35% 4/5/2042		1,724	1,394
Corebridge Financial, Inc. 4.40% 4/5/2052		14,051	11,069
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,4]		12,485	11,665
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[4]		2,094	1,801
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[4]		7,299	6,334
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[4]		7,225	7,241
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[4]		300	249
Deutsche Bank AG 3.742% 1/7/2033 (USD-SOFR + 2.257% on 1/7/2032)[4]		11,640	8,544
Discover Financial Services 6.70% 11/29/2032		4,055	4,179
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,4]		2,550	2,247
Five Corners Funding Trust III 5.791% 2/15/2033[1]		5,520	5,599
FORESEA Holding SA 7.50% 6/15/2030		3,680	3,290
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]		10,150	10,406
GE Capital Funding, LLC 4.55% 5/15/2032		4,350	4,227
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[4]		1,995	1,775
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[4]		9,660	9,071
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[4]		6,051	4,766
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[4]		16,653	13,662
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[4]		21,740	17,728
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[4]		105	89
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[4]		3,010	2,293
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]		9,122	8,953
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,4]		2,000	1,737
Hightower Holding, LLC 6.75% 4/15/2029[1]		12,115	10,490

American Funds Multi-Sector Income Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[4]	USD	1,065	$1,024
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[4]		2,093	1,753
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[4]		19,891	16,098
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[4]		3,892	3,141
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[4]		43,011	44,113
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[4]		21,030	21,821
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 6.502% 7/3/2023[3]		1,360	1,360
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		3,700	3,205
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		3,500	2,918
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024		200	192
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[3]		1,862	1,752
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		438	417
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		200	185
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		216	193
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		698	618
HUB International, Ltd. 7.00% 5/1/2026[1]		10,885	10,870
HUB International, Ltd. 5.625% 12/1/2029[1]		12,508	11,234
HUB International, Ltd. 7.25% 6/15/2030[1]		26,381	27,265
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[2,3]		4,110	4,122
ICBCIL Finance Co., Ltd. 3.625% 11/15/2027		4,600	4,344
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[4]		3,976	3,639
Intercontinental Exchange, Inc. 4.60% 3/15/2033		3,574	3,471
Intercontinental Exchange, Inc. 2.65% 9/15/2040		575	407
Intercontinental Exchange, Inc. 3.00% 6/15/2050		4,964	3,453
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		14,405	12,456
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[4]		76	71
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[4]		1,126	1,012
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[4]		17,140	16,921
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[4]		1,300	1,036
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[4]		209	176
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[4]		512	488
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[4]		4,428	4,329
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[4]		6,641	4,845
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]		29,100	25,717
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,4]		3,600	3,579
Korea Exchange Bank 3.25% 3/30/2027[1]		4,110	3,850
Korea Exchange Bank 3.25% 3/30/2027		3,890	3,644
LPL Holdings, Inc. 4.625% 11/15/2027[1]		3,009	2,824
LPL Holdings, Inc. 4.00% 3/15/2029[1]		14,345	12,599
LPL Holdings, Inc. 4.375% 5/15/2031[1]		5,945	5,142
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		1,644	1,341
Marsh & McLennan Companies, Inc. 5.45% 3/15/2053		1,444	1,472
MetLife, Inc. 5.00% 7/15/2052		1,045	983
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]		3,890	3,876
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]		1,808	1,790
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[4]		445	437
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[4]		7,988	8,013
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[4]		3,160	2,801
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[4]		8,851	8,734
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[4]		10,436	10,316
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[4]		459	371
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[4]		22,325	21,499
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[4]		11,940	12,707
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[4]		5,480	5,414
MSCI, Inc. 4.00% 11/15/2029[1]		3,385	3,067
MSCI, Inc. 3.625% 9/1/2030[1]		3,680	3,177
MSCI, Inc. 3.875% 2/15/2031[1]		4,546	3,943
MSCI, Inc. 3.25% 8/15/2033[1]		7,145	5,762
Nasdaq, Inc. 5.35% 6/28/2028		3,201	3,208
Nasdaq, Inc. 5.95% 8/15/2053		1,828	1,873
Nasdaq, Inc. 6.10% 6/28/2063		2,243	2,296
Navient Corp. 5.00% 3/15/2027		9,220	8,257

4	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Navient Corp. 4.875% 3/15/2028	USD	1,775	$1,522
Navient Corp. 9.375% 7/25/2030		14,000	13,938
Navient Corp. 5.625% 8/1/2033		22,090	16,635
New York Life Global Funding 4.90% 6/13/2028[1]		4,990	4,946
New York Life Global Funding 4.55% 1/28/2033[1]		4,621	4,455
NFP Corp. 4.875% 8/15/2028[1]		5,575	4,985
NFP Corp. 6.875% 8/15/2028[1]		17,184	14,940
NFP Corp. 7.50% 10/1/2030[1]		8,425	8,165
OneMain Finance Corp. 6.125% 3/15/2024		535	534
Owl Rock Core Income Corp. 4.70% 2/8/2027		2,171	1,972
Oxford Finance, LLC 6.375% 2/1/2027[1]		8,960	8,347
PayPal Holdings, Inc. 5.05% 6/1/2052		22,655	22,200
PayPal Holdings, Inc. 5.25% 6/1/2062		3,235	3,147
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[4]		375	371
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[4]		2,321	2,312
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[4]		3,126	3,201
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[4]		2,754	2,642
Power Finance Corp., Ltd. 6.15% 12/6/2028		1,200	1,214
Power Finance Corp., Ltd. 4.50% 6/18/2029		3,300	3,065
Power Finance Corp., Ltd. 3.90% 9/16/2029		2,700	2,408
Rede D’Or Finance SARL 4.50% 1/22/2030[1]		1,938	1,654
Royal Bank of Canada 5.00% 2/1/2033		8,246	8,087
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		15,145	13,425
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,4]		913	915
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[4]		27,949	27,150
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[4]		7,062	7,023
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[4,5]		3,843	273
The Allstate Corp. 5.25% 3/30/2033		5,654	5,642
The Charles Schwab Corp. 2.45% 3/3/2027		15,813	14,181
The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[1]		1,990	1,976
Toronto-Dominion Bank 5.156% 1/10/2028		3,673	3,649
Travelers Companies, Inc. 5.45% 5/25/2053		563	590
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[4]		6,831	6,837
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[4]		8,866	8,478
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[4]		6,300	5,888
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[4]		11,470	11,558
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,4]		24,025	19,445
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[4]		5,500	5,381
Wells Fargo & Company 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[4]		39,700	37,762
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[4]		1,395	1,194
Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[4]		15,870	15,776
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[4]		3,649	3,203
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,6]		10,744	4,496
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,6]		8,562	7,592
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031		3,500	2,647
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]		1,805	1,365
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]		1,120	664
			1,416,763

Energy 9.01%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]		2,135	1,584
Apache Corp. 4.625% 11/15/2025		985	953
Apache Corp. 4.25% 1/15/2030		4,000	3,566
Apache Corp. 6.00% 1/15/2037		55	50
Apache Corp. 5.10% 9/1/2040		8,030	6,536
Apache Corp. 5.25% 2/1/2042		4,450	3,511
Apache Corp. 4.75% 4/15/2043		2,276	1,676
Apache Corp. 4.25% 1/15/2044		211	143
Apache Corp. 5.35% 7/1/2049		5,917	4,609
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		5,155	4,994

American Funds Multi-Sector Income Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	USD	5,077	$4,997
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		5,165	4,613
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		13,735	12,273
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		7,043	7,126
BP Capital Markets America, Inc. 4.893% 9/11/2033		3,752	3,715
California Resources Corp. 7.125% 2/1/2026[1]		12,000	12,071
Callon Petroleum Co. 8.00% 8/1/2028[1]		4,300	4,257
Callon Petroleum Co. 7.50% 6/15/2030[1]		22,165	20,942
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		658	565
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		65	58
Cenovus Energy, Inc. 5.375% 7/15/2025		172	170
Cenovus Energy, Inc. 3.75% 2/15/2052		1,668	1,182
Cheniere Energy Partners, LP 4.50% 10/1/2029		12,157	11,168
Cheniere Energy Partners, LP 4.00% 3/1/2031		3,655	3,222
Cheniere Energy Partners, LP 3.25% 1/31/2032		6,155	5,072
Cheniere Energy Partners, LP 5.95% 6/30/2033[1]		25,000	25,104
Cheniere Energy, Inc. 4.625% 10/15/2028		13,290	12,423
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		3,110	3,035
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		25,680	24,417
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		1,280	1,271
Chevron Corp. 2.236% 5/11/2030		5,035	4,387
Chevron Corp. 3.078% 5/11/2050		5,214	3,887
Civitas Resources, Inc. 5.00% 10/15/2026[1]		12,815	12,095
Civitas Resources, Inc. 8.375% 7/1/2028[1]		15,000	15,188
Civitas Resources, Inc. 8.75% 7/1/2031[1]		25,040	25,417
CNX Resources Corp. 7.25% 3/14/2027[1]		5,815	5,760
CNX Resources Corp. 6.00% 1/15/2029[1]		8,304	7,705
CNX Resources Corp. 7.375% 1/15/2031[1]		5,085	4,953
Comstock Resources, Inc. 6.75% 3/1/2029[1]		10,215	9,357
Comstock Resources, Inc. 5.875% 1/15/2030[1]		19,635	17,068
ConocoPhillips Co. 3.80% 3/15/2052		1,311	1,063
ConocoPhillips Co. 5.30% 5/15/2053		2,522	2,568
Continental Resources, Inc. 5.75% 1/15/2031[1]		1,600	1,522
Continental Resources, Inc. 2.875% 4/1/2032[1]		3,443	2,648
Cosan Luxembourg SA 7.50% 6/27/2030[1]		4,000	3,965
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		14,608	14,188
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]		1,165	1,089
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		9,580	9,719
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]		12,443	12,279
CrownRock, LP 5.00% 5/1/2029[1]		6,750	6,330
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,3,6]		102	98
Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6]		92	89
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,755	1,542
DT Midstream, Inc. 4.375% 6/15/2031[1]		8,445	7,286
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]		10,930	10,818
Ecopetrol SA 6.875% 4/29/2030		5,990	5,469
Ecopetrol SA 4.625% 11/2/2031		250	193
Ecopetrol SA 8.875% 1/13/2033		15,585	15,446
Enbridge, Inc. 3.40% 8/1/2051		718	502
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		540	491
Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]		805	797
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		930	815
Energy Transfer, LP 6.125% 12/15/2045		20	19
Energy Transfer, LP 5.30% 4/15/2047		70	61
Energy Transfer, LP 6.00% 6/15/2048		260	247
Energy Transfer, LP 6.25% 4/15/2049		13,700	13,395
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[4]		1,107	1,008
EQM Midstream Partners, LP 6.00% 7/1/2025[1]		2,025	2,004
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		232	234
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		8,175	8,071
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		8,195	7,318
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		5,167	5,234
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		8,961	7,860
EQM Midstream Partners, LP 6.50% 7/15/2048		1,150	1,042
EQT Corp. 5.70% 4/1/2028		822	812
EQT Corp. 5.00% 1/15/2029		1,080	1,018

6	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQT Corp. 3.625% 5/15/2031[1]	USD	3,525	$3,037
Exxon Mobil Corp. 2.61% 10/15/2030		49,000	43,055
Genesis Energy, LP 8.00% 1/15/2027		15,212	14,849
Genesis Energy, LP 8.875% 4/15/2030		6,849	6,698
Guara Norte SARL 5.198% 6/15/2034		5,553	4,869
Guara Norte SARL 5.198% 6/15/2034[1]		2,430	2,131
Harvest Midstream I, LP 7.50% 9/1/2028[1]		11,290	11,204
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		5,620	5,205
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		5,380	4,877
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		7,441	6,783
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		5,340	4,780
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		6,940	6,197
Kinder Morgan, Inc. 4.80% 2/1/2033		20,000	18,876
Kinder Morgan, Inc. 5.20% 6/1/2033		5,564	5,395
Kinder Morgan, Inc. 5.20% 3/1/2048		15	13
Kinder Morgan, Inc. 3.25% 8/1/2050		669	433
Kinder Morgan, Inc. 5.45% 8/1/2052		6,191	5,660
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]		5,870	5,483
Magellan Midstream Partners, LP 3.95% 3/1/2050		1,000	716
Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]		27	—	[7]
MPLX, LP 2.65% 8/15/2030		651	545
MPLX, LP 4.95% 9/1/2032		34,163	32,646
MPLX, LP 4.70% 4/15/2048		5,900	4,851
MPLX, LP 4.95% 3/14/2052		10,000	8,505
Murphy Oil Corp. 5.875% 12/1/2027		4,000	3,890
MV24 Capital BV 6.748% 6/1/2034		11,810	10,669
Nabors Industries, Inc. 7.375% 5/15/2027[1]		6,230	5,934
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		7,680	7,213
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		25,100	22,484
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		39,765	39,205
Noble Finance II, LLC 8.00% 4/15/2030[1]		2,800	2,850
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		16,385	16,074
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		9,305	9,154
NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]		1,250	1,167
NuStar Logistics, LP 5.75% 10/1/2025		700	683
NuStar Logistics, LP 6.00% 6/1/2026		1,625	1,584
NuStar Logistics, LP 5.625% 4/28/2027		3,600	3,463
Occidental Petroleum Corp. 2.90% 8/15/2024		210	202
Occidental Petroleum Corp. 5.875% 9/1/2025		3,920	3,897
Occidental Petroleum Corp. 8.50% 7/15/2027		385	416
Occidental Petroleum Corp. 8.875% 7/15/2030		5,630	6,476
Occidental Petroleum Corp. 6.625% 9/1/2030		9,153	9,519
Occidental Petroleum Corp. 6.125% 1/1/2031		5,540	5,631
Occidental Petroleum Corp. 6.45% 9/15/2036		3,650	3,751
Occidental Petroleum Corp. 6.20% 3/15/2040		605	597
Occidental Petroleum Corp. 6.60% 3/15/2046		1,255	1,294
Occidental Petroleum Corp. 4.40% 8/15/2049		1,972	1,451
Oleoducto Central SA 4.00% 7/14/2027[1]		5,210	4,569
Oleoducto Central SA 4.00% 7/14/2027		1,250	1,096
ONEOK, Inc. 5.20% 7/15/2048		582	497
ONEOK, Inc. 4.45% 9/1/2049		1,600	1,215
ONEOK, Inc. 4.50% 3/15/2050		2,000	1,532
Permian Resources Operating, LLC 6.875% 4/1/2027[1]		30	30
Permian Resources Operating, LLC 5.875% 7/1/2029[1]		11,000	10,373
Petrobras Global Finance BV 8.75% 5/23/2026		2,500	2,696
Petrobras Global Finance BV 7.375% 1/17/2027		1,600	1,664
Petroleos Mexicanos 6.875% 10/16/2025		6,250	6,009
Petroleos Mexicanos 6.875% 8/4/2026		120	112
Petroleos Mexicanos 6.49% 1/23/2027		6,932	6,165
Petroleos Mexicanos 8.75% 6/2/2029		5,791	5,244
Petroleos Mexicanos 6.70% 2/16/2032		8,518	6,484
Petroleos Mexicanos 6.95% 1/28/2060		5,000	3,123
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]		6,090	5,856
Plains All American Pipeline, LP 3.80% 9/15/2030		116	103
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		1,474	1,317
Qatar Energy 3.125% 7/12/2041[1]		7,050	5,409
Range Resources Corp. 4.875% 5/15/2025		5,110	5,013

American Funds Multi-Sector Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Range Resources Corp. 8.25% 1/15/2029	USD	5,290	$5,513
Range Resources Corp. 4.75% 2/15/2030[1]		7,550	6,774
Shell International Finance BV 2.75% 4/6/2030		6,441	5,758
Shell International Finance BV 3.25% 4/6/2050		24	18
Shell International Finance BV 3.00% 11/26/2051		15,178	10,709
SM Energy Co. 6.50% 7/15/2028		590	567
Southwestern Energy Co. 5.70% 1/23/2025[4]		2,825	2,813
Southwestern Energy Co. 8.375% 9/15/2028		9,335	9,727
Southwestern Energy Co. 5.375% 2/1/2029		7,215	6,801
Southwestern Energy Co. 5.375% 3/15/2030		8,305	7,758
Southwestern Energy Co. 4.75% 2/1/2032		2,230	1,969
Suburban Propane Partners, LP 5.00% 6/1/2031[1]		4,980	4,177
Sunoco, LP 6.00% 4/15/2027		5,165	5,094
Sunoco, LP 4.50% 5/15/2029		12,015	10,673
Sunoco, LP 4.50% 4/30/2030		430	376
Superior Plus, LP 4.50% 3/15/2029[1]		3,715	3,260
Targa Resources Partners, LP 6.50% 7/15/2027		415	412
Targa Resources Partners, LP 6.875% 1/15/2029		15	15
Targa Resources Partners, LP 4.875% 2/1/2031		774	716
TotalEnergies Capital International SA 3.127% 5/29/2050		12,551	9,129
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		4,450	4,395
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		10,236	10,463
Transocean, Inc. 8.00% 2/1/2027[1]		5,000	4,538
Transocean, Inc. 8.75% 2/15/2030[1]		13,290	13,504
Transocean, Inc. 6.80% 3/15/2038		7,850	5,464
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		5,824	5,783
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		17,220	14,833
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		10,000	10,168
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		10,000	10,095
Weatherford International, Ltd. 6.50% 9/15/2028[1]		895	900
Western Midstream Operating, LP 3.35% 2/1/2025[4]		2,165	2,071
Western Midstream Operating, LP 4.50% 3/1/2028		7,115	6,716
Western Midstream Operating, LP 4.75% 8/15/2028		3,005	2,855
Western Midstream Operating, LP 4.30% 2/1/2030[4]		22	20
Western Midstream Operating, LP 6.15% 4/1/2033		6,515	6,575
Western Midstream Operating, LP 5.50% 2/1/2050[4]		200	164
Williams Companies, Inc. 2.60% 3/15/2031		9,000	7,463
Williams Companies, Inc. 4.65% 8/15/2032		7,500	7,107
			1,066,652

Consumer discretionary 7.02%
Affinity Interactive 6.875% 12/15/2027[1]		1,600	1,409
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		19,500	15,889
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]		3,540	3,364
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		8,140	7,207
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		12,760	10,816
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		9,000	6,653
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		11,780	11,974
Amazon.com, Inc. 1.65% 5/12/2028		7,330	6,406
Amazon.com, Inc. 4.70% 12/1/2032		8,820	8,897
Arcos Dorados BV 6.125% 5/27/2029[1]		2,000	1,947
Arcos Dorados BV 6.125% 5/27/2029		460	448
Arcos Dorados Holdings, Inc. 5.875% 4/4/2027		2,440	2,403
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		13,675	12,153
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		2,325	2,027
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		14,810	12,476
AutoNation, Inc. 3.85% 3/1/2032		8,000	6,792
Bath & Body Works, Inc. 6.625% 10/1/2030[1]		5,470	5,287
Bath & Body Works, Inc. 6.875% 11/1/2035		12,277	11,252
Bath & Body Works, Inc. 6.75% 7/1/2036		2,370	2,136
Boyd Gaming Corp. 4.75% 12/1/2027		11,120	10,546
Boyd Gaming Corp. 4.75% 6/15/2031[1]		4,140	3,703
Boyne USA, Inc. 4.75% 5/15/2029[1]		16,545	14,925
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]		655	653
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		12,198	10,662
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		20,610	20,716
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]		11,275	11,418

8	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 10.50% 2/1/2026[1]	USD	1,150	$1,210
Carnival Corp. 5.75% 3/1/2027[1]		19,000	17,509
Carnival Corp. 4.00% 8/1/2028[1]		3,500	3,106
Carnival Corp. 6.00% 5/1/2029[1]		17,105	15,288
Carnival Corp. 10.50% 6/1/2030[1]		1,540	1,635
Cedar Fair, LP 5.50% 5/1/2025[1]		11,900	11,821
Clarios Global, LP 6.75% 5/15/2025[1]		180	180
Clarios Global, LP 6.25% 5/15/2026[1]		140	139
Clarios Global, LP 8.50% 5/15/2027[1]		6,010	6,031
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]		849	736
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]		8,770	7,130
Empire Resorts, Inc. 7.75% 11/1/2026[1]		10,370	8,386
Everi Holdings, Inc. 5.00% 7/15/2029[1]		2,310	2,025
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		8,000	7,028
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		10,000	8,520
First Student Bidco, Inc. 4.00% 7/31/2029[1]		13,625	11,558
First Student Bidco, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 8.501% 7/21/2028[2,3]		469	454
Ford Motor Co. 7.45% 7/16/2031		1,430	1,525
Ford Motor Co. 6.10% 8/19/2032		22,570	21,896
Ford Motor Credit Co., LLC 3.664% 9/8/2024		2,500	2,418
Ford Motor Credit Co., LLC 2.30% 2/10/2025		5,175	4,842
Ford Motor Credit Co., LLC 5.125% 6/16/2025		5,305	5,164
Ford Motor Credit Co., LLC 4.134% 8/4/2025		1,630	1,547
Ford Motor Credit Co., LLC 3.375% 11/13/2025		1,340	1,247
Ford Motor Credit Co., LLC 6.95% 6/10/2026		14,901	14,989
Ford Motor Credit Co., LLC 4.542% 8/1/2026		760	715
Ford Motor Credit Co., LLC 2.70% 8/10/2026		15,976	14,278
Ford Motor Credit Co., LLC 4.95% 5/28/2027		13,770	13,005
Ford Motor Credit Co., LLC 4.125% 8/17/2027		3,680	3,364
Ford Motor Credit Co., LLC 3.815% 11/2/2027		13,250	11,855
Ford Motor Credit Co., LLC 5.113% 5/3/2029		4,030	3,741
Ford Motor Credit Co., LLC 7.20% 6/10/2030		5,305	5,359
Ford Motor Credit Co., LLC 4.00% 11/13/2030		1,720	1,471
Grand Canyon University 4.375% 10/1/2026		6,750	6,193
Hanesbrands, Inc. 4.875% 5/15/2026[1]		7,444	6,959
Hanesbrands, Inc. 9.00% 2/15/2031[1]		24,652	24,868
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[2,3]		7,778	7,817
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		3,460	3,229
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		11,905	10,350
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]		470	418
Home Depot, Inc. 2.70% 4/15/2030		50	44
Home Depot, Inc. 3.125% 12/15/2049		135	99
Home Depot, Inc. 2.375% 3/15/2051		10,559	6,550
Hyundai Capital America 1.50% 6/15/2026[1]		2,643	2,342
Hyundai Capital America 2.00% 6/15/2028[1]		3,827	3,220
International Game Technology PLC 6.50% 2/15/2025[1]		200	200
International Game Technology PLC 4.125% 4/15/2026[1]		565	537
International Game Technology PLC 5.25% 1/15/2029[1]		17,445	16,540
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		12,243	10,490
Levi Strauss & Co. 3.50% 3/1/2031[1]		9,775	8,098
Lithia Motors, Inc. 3.875% 6/1/2029[1]		5,345	4,650
Lithia Motors, Inc. 4.375% 1/15/2031[1]		250	216
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]		960	841
Marriott International, Inc. 4.90% 4/15/2029		694	676
Marriott International, Inc. 2.85% 4/15/2031		315	265
Marriott International, Inc. 3.50% 10/15/2032		7,970	6,890
Marriott International, Inc. 2.75% 10/15/2033		478	380
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		12,570	10,860
McDonald’s Corp. 3.60% 7/1/2030		1,084	1,009
McDonald’s Corp. 4.60% 9/9/2032		610	604
McDonald’s Corp. 5.15% 9/9/2052		2,165	2,160
Meituan 3.05% 10/28/2030		11,200	8,880
Meituan 3.05% 10/28/2030[1]		1,400	1,110
MercadoLibre, Inc. 2.375% 1/14/2026		1,200	1,088
MercadoLibre, Inc. 3.125% 1/14/2031		9,413	7,510

American Funds Multi-Sector Income Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Merlin Entertainments PLC 5.75% 6/15/2026[1]	USD	200	$193
MGM Resorts International 5.75% 6/15/2025		4,050	4,018
MGM Resorts International 5.50% 4/15/2027		53	51
NCL Corp., Ltd. 5.875% 3/15/2026[1]		1,250	1,171
NCL Corp., Ltd. 5.875% 2/15/2027[1]		2,280	2,222
NCL Corp., Ltd. 7.75% 2/15/2029[1]		2,925	2,781
NCL Finance, Ltd. 6.125% 3/15/2028[1]		2,500	2,252
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]		8,120	7,567
Party City Holdings, Inc. 6.125% 8/15/2023[1,5]		50	1
Party City Holdings, Inc. 8.75% 2/15/2026[1,5]		24,400	3,782
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[2,3]		4,232	4,381
PECF USS Intermediate Holding III Corp. 8.00% 11/15/2029[1]		3,130	1,764
QVC, Inc. 4.85% 4/1/2024		1,140	1,116
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		9,690	9,798
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		12,260	11,265
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		4,780	4,160
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		14,800	13,816
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		20,090	21,110
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		770	821
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		3,784	3,836
Sally Holdings, LLC 5.625% 12/1/2025		2,510	2,478
Sands China, Ltd. 4.875% 6/18/2030		8,280	7,379
Sands China, Ltd. 3.75% 8/8/2031		10,000	8,148
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		10,185	8,972
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.421% 4/4/2029[2,3]		3,990	3,948
Scientific Games International, Inc. 8.625% 7/1/2025[1]		1,915	1,957
Scientific Games International, Inc. 7.00% 5/15/2028[1]		5,555	5,530
Scientific Games International, Inc. 7.25% 11/15/2029[1]		7,580	7,596
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		13,520	11,337
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		20,160	16,564
Toyota Motor Credit Corp. 1.90% 1/13/2027		9,470	8,557
Universal Entertainment Corp. 8.75% 12/11/2024[1]		8,580	8,462
Vail Resorts, Inc. 6.25% 5/15/2025[1]		9,932	9,953
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		22,715	21,231
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		13,385	12,235
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		17,300	15,524
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		18,104	18,011
			831,411

Health care 6.57%
AbbVie, Inc. 3.20% 11/21/2029		8,050	7,285
AbbVie, Inc. 4.05% 11/21/2039		1,500	1,307
AbbVie, Inc. 4.25% 11/21/2049		325	281
AmerisourceBergen Corp. 2.80% 5/15/2030		2,607	2,264
AmerisourceBergen Corp. 2.70% 3/15/2031		2,423	2,061
Amgen, Inc. 3.00% 2/22/2029		425	384
Amgen, Inc. 4.05% 8/18/2029		11,250	10,674
Amgen, Inc. 5.25% 3/2/2030		29,132	29,212
Amgen, Inc. 4.20% 3/1/2033		14,000	13,074
Amgen, Inc. 5.25% 3/2/2033		18,651	18,684
Amgen, Inc. 5.60% 3/2/2043		3,740	3,754
Amgen, Inc. 3.375% 2/21/2050		6,371	4,673
Amgen, Inc. 3.00% 1/15/2052		100	67
Amgen, Inc. 4.875% 3/1/2053		5,675	5,225
Amgen, Inc. 5.65% 3/2/2053		12,803	12,975
Amgen, Inc. 5.75% 3/2/2063		21,310	21,635
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,266	4,566
AstraZeneca Finance, LLC 4.90% 3/3/2030		9,240	9,263
AstraZeneca Finance, LLC 2.25% 5/28/2031		65	55
AstraZeneca PLC 1.375% 8/6/2030		56	45
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		3,125	2,633
Avantor Funding, Inc. 4.625% 7/15/2028[1]		7,160	6,643
Avantor Funding, Inc. 3.875% 11/1/2029[1]		11,375	9,969
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		2,930	2,472
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		9,125	5,007
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		14,460	12,796

10	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	USD	2,430	$2,123
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		200	123
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		14,000	5,864
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		1,220	508
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		21,364	8,950
Baxter International, Inc. 1.915% 2/1/2027		2,150	1,911
Baxter International, Inc. 2.272% 12/1/2028		11,125	9,541
Baxter International, Inc. 2.539% 2/1/2032		27,032	21,912
Baxter International, Inc. 3.132% 12/1/2051		8,657	5,718
Boston Scientific Corp. 2.65% 6/1/2030		4,484	3,910
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		4,785	4,396
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		7,225	5,881
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		5,041	4,088
Centene Corp. 2.45% 7/15/2028		24,620	21,068
Centene Corp. 4.625% 12/15/2029		30,621	28,212
Centene Corp. 3.375% 2/15/2030		644	554
Centene Corp. 3.00% 10/15/2030		610	509
Centene Corp. 2.50% 3/1/2031		5,104	4,075
Centene Corp. 2.625% 8/1/2031		4,440	3,544
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		3,618	3,316
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		5,730	5,048
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]		2,340	2,035
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		8,350	7,366
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]		165	139
CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]		1,200	751
CVS Health Corp. 1.75% 8/21/2030		3,625	2,895
CVS Health Corp. 5.25% 2/21/2033		13,264	13,218
CVS Health Corp. 5.625% 2/21/2053		2,470	2,457
CVS Health Corp. 5.875% 6/1/2053		4,934	5,063
CVS Health Corp. 6.00% 6/1/2063		2,344	2,414
Elevance Health, Inc. 4.75% 2/15/2033		705	685
Eli Lilly and Co. 4.70% 2/27/2033		3,182	3,225
Eli Lilly and Co. 4.875% 2/27/2053		2,509	2,579
Eli Lilly and Co. 4.95% 2/27/2063		865	884
Encompass Health Corp. 4.50% 2/1/2028		3,442	3,207
Encompass Health Corp. 4.75% 2/1/2030		3,490	3,182
Endo DAC 9.50% 7/31/2027[1,5]		705	43
Endo DAC 6.00% 6/30/2028[1,5]		1,250	66
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]		3,610	2,675
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[2,3]		1,595	1,597
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		2,710	2,783
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		15,140	15,846
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		3,955	4,404
Gilead Sciences, Inc. 2.80% 10/1/2050		225	152
Grifols Escrow Issuer SA 4.75% 10/15/2028[1]		4,380	3,806
HCA, Inc. 5.375% 9/1/2026		425	422
HCA, Inc. 5.625% 9/1/2028		4,360	4,366
HCA, Inc. 5.875% 2/1/2029		2,870	2,890
HCA, Inc. 2.375% 7/15/2031		10,953	8,767
HealthEquity, Inc. 4.50% 10/1/2029[1]		10,340	9,126
Humana, Inc. 3.70% 3/23/2029		225	206
IQVIA, Inc. 5.00% 10/15/2026[1]		8,105	7,833
IQVIA, Inc. 6.50% 5/15/2030[1]		4,305	4,353
Kaiser Foundation Hospitals 2.81% 6/1/2041		355	261
Mass General Brigham, Inc. 3.192% 7/1/2049		42	31
Medline Borrower, LP 3.875% 4/1/2029[1]		3,560	3,097
Medline Borrower, LP 5.25% 10/1/2029[1]		16,310	14,169
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[2,3]		2,676	2,649
Merck & Co., Inc. 5.00% 5/17/2053		2,180	2,210
Merck & Co., Inc. 5.15% 5/17/2063		3,990	4,079
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		5,681	5,243
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		3,805	3,273
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		33,930	28,489
Option Care Health, Inc. 4.375% 10/31/2029[1]		3,560	3,137
Owens & Minor, Inc. 6.625% 4/1/2030[1]		27,860	25,303

American Funds Multi-Sector Income Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	USD	4,600	$3,406
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		15,918	15,864
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		10,000	10,029
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		6,443	6,704
Pfizer, Inc. 3.45% 3/15/2029		383	361
Radiology Partners, Inc. 9.25% 2/1/2028[1]		12,830	4,689
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[2,3]		1,150	868
Rede D’Or Finance SARL 4.95% 1/17/2028		590	540
Rede D’Or Finance SARL 4.50% 1/22/2030		2,590	2,210
Roche Holdings, Inc. 2.076% 12/13/2031[1]		4,231	3,488
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		14,160	10,461
Select Medical Corp. 6.25% 8/15/2026[1]		6,196	6,097
Summa Health 3.511% 11/15/2051		1,325	942
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]		3,802	3,892
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.403% 3/2/2027[2,3]		798	554
Tenet Healthcare Corp. 4.875% 1/1/2026		4,440	4,329
Tenet Healthcare Corp. 6.25% 2/1/2027		440	436
Tenet Healthcare Corp. 6.125% 10/1/2028		10,658	10,271
Tenet Healthcare Corp. 4.375% 1/15/2030		6,000	5,420
Tenet Healthcare Corp. 6.75% 5/15/2031[1]		8,780	8,812
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		943	938
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		24,675	22,141
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		21,075	19,522
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		24,260	23,924
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		27,155	24,661
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		8,340	8,605
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		4,281	4,492
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		12,000	7,905
The Cigna Group 2.375% 3/15/2031		46	39
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032		1,397	1,423
UnitedHealth Group, Inc. 5.35% 2/15/2033		8,500	8,838
UnitedHealth Group, Inc. 2.90% 5/15/2050		10,868	7,585
UnitedHealth Group, Inc. 3.25% 5/15/2051		221	165
UnitedHealth Group, Inc. 4.75% 5/15/2052		1,210	1,149
UnitedHealth Group, Inc. 5.875% 2/15/2053		4,300	4,781
UnitedHealth Group, Inc. 4.95% 5/15/2062		159	153
UnitedHealth Group, Inc. 6.05% 2/15/2063		124	140
Zoetis, Inc. 5.60% 11/16/2032		1,925	2,013
			777,478

Communication services 6.24%
Altice France Holding SA 10.50% 5/15/2027[1]		1,520	922
Altice France SA 5.125% 7/15/2029[1]		5,813	4,132
América Móvil, SAB de CV 4.70% 7/21/2032		10,000	9,653
AT&T, Inc. 2.75% 6/1/2031		45	38
AT&T, Inc. 2.25% 2/1/2032		500	397
AT&T, Inc. 2.55% 12/1/2033		386	303
AT&T, Inc. 5.40% 2/15/2034		10,566	10,589
AT&T, Inc. 3.50% 9/15/2053		3	2
AT&T, Inc. 3.55% 9/15/2055		30,871	21,634
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050		6,300	4,401
CCO Holdings, LLC 5.00% 2/1/2028[1]		4,885	4,456
CCO Holdings, LLC 6.375% 9/1/2029[1]		13,275	12,522
CCO Holdings, LLC 4.75% 3/1/2030[1]		16,200	13,867
CCO Holdings, LLC 4.50% 8/15/2030[1]		9,135	7,615
CCO Holdings, LLC 4.25% 2/1/2031[1]		14,700	11,905
CCO Holdings, LLC 4.75% 2/1/2032[1]		8,000	6,532
CCO Holdings, LLC 4.50% 5/1/2032		2,445	1,955
CCO Holdings, LLC 4.50% 6/1/2033[1]		31,420	24,707
CCO Holdings, LLC 4.25% 1/15/2034[1]		15,500	11,730
Charter Communications Operating, LLC 2.30% 2/1/2032		6,600	5,000
Charter Communications Operating, LLC 3.70% 4/1/2051		47,750	30,209
Charter Communications Operating, LLC 3.90% 6/1/2052		710	465
Charter Communications Operating, LLC 5.25% 4/1/2053		1,200	970
Comcast Corp. 2.65% 2/1/2030		200	175

12	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 1.50% 2/15/2031	USD	21,000	$16,713
Comcast Corp. 4.80% 5/15/2033		6,757	6,689
Comcast Corp. 3.75% 4/1/2040		15	13
Comcast Corp. 2.887% 11/1/2051		1,555	1,043
Comcast Corp. 5.35% 5/15/2053		2,460	2,500
Connect Finco SARL 6.75% 10/1/2026[1]		230	224
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		1,400	1,052
CSC Holdings, LLC 4.625% 12/1/2030[1]		400	178
Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]		3,175	82
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		12,385	11,231
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[2,3]		4,020	3,938
DISH DBS Corp. 5.875% 11/15/2024		6,365	5,575
DISH Network Corp. 11.75% 11/15/2027[1]		20,200	19,736
Embarq Corp. 7.995% 6/1/2036		1,905	1,154
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]		5,000	3,884
Frontier Communications Holdings, LLC 5.875% 11/1/2029		9	7
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		20,795	13,806
Gray Television, Inc. 5.875% 7/15/2026[1]		8,935	8,020
Gray Television, Inc. 4.75% 10/15/2030[1]		7,680	5,216
iHeartCommunications, Inc. 5.25% 8/15/2027[1]		620	475
Lamar Media Corp. 4.875% 1/15/2029		4,530	4,220
Lamar Media Corp. 4.00% 2/15/2030		5,930	5,195
Lamar Media Corp. 3.625% 1/15/2031		7,090	5,980
Level 3 Financing, Inc. 4.25% 7/1/2028[1]		1,710	1,103
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		2,670	1,611
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,6]		2,000	770
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		4,010	3,746
Meta Platforms, Inc. 3.85% 8/15/2032		60,000	55,760
Meta Platforms, Inc. 4.45% 8/15/2052		40,000	34,808
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		8,145	6,979
Netflix, Inc. 4.875% 4/15/2028		18,225	18,041
Netflix, Inc. 5.875% 11/15/2028		14,758	15,279
Netflix, Inc. 5.375% 11/15/2029[1]		11,510	11,564
Netflix, Inc. 4.875% 6/15/2030[1]		3,502	3,449
News Corp. 3.875% 5/15/2029[1]		22,325	19,619
News Corp. 5.125% 2/15/2032[1]		7,010	6,403
Nexstar Media, Inc. 4.75% 11/1/2028[1]		15,970	13,872
OUTFRONT Media Capital, LLC 4.25% 1/15/2029[1]		3,000	2,524
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]		1,990	1,661
PLDT, Inc. 2.50% 1/23/2031		5,500	4,538
SBA Tower Trust 1.631% 11/15/2026[1]		4,000	3,455
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		1,500	1,213
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		2,310	2,071
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]		3,175	2,949
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		6,955	6,050
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]		5,970	4,880
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		31,215	24,168
Sprint Capital Corp. 6.875% 11/15/2028		11,460	12,158
Sprint Capital Corp. 8.75% 3/15/2032		4,330	5,238
Sprint Corp. 7.625% 3/1/2026		837	870
Tencent Holdings, Ltd. 3.975% 4/11/2029		2,400	2,232
Tencent Holdings, Ltd. 3.68% 4/22/2041		1,675	1,298
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]		12,134	7,972
Tencent Holdings, Ltd. 3.24% 6/3/2050		6,356	4,176
Tencent Holdings, Ltd. 3.84% 4/22/2051		22,027	16,203
Tencent Holdings, Ltd. 3.84% 4/22/2051[1]		2,977	2,190
T-Mobile USA, Inc. 3.875% 4/15/2030		300	277
T-Mobile USA, Inc. 2.55% 2/15/2031		8,548	7,108
T-Mobile USA, Inc. 5.05% 7/15/2033		4,423	4,345
T-Mobile USA, Inc. 3.40% 10/15/2052		1,160	829
Univision Communications, Inc. 5.125% 2/15/2025[1]		765	750
Univision Communications, Inc. 4.50% 5/1/2029[1]		39,169	33,696
Univision Communications, Inc. 7.375% 6/30/2030[1]		19,796	18,866
UPC Broadband Finco BV 4.875% 7/15/2031[1]		8,130	6,701
Verizon Communications, Inc. 1.75% 1/20/2031		14,534	11,472
Verizon Communications, Inc. 2.55% 3/21/2031		4,500	3,759

American Funds Multi-Sector Income Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 2.355% 3/15/2032	USD	11,816	$9,508
Verizon Communications, Inc. 5.05% 5/9/2033		7,600	7,519
Verizon Communications, Inc. 2.65% 11/20/2040		2,157	1,501
Verizon Communications, Inc. 3.40% 3/22/2041		3,000	2,317
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]		765	642
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		610	494
VZ Secured Financing BV 5.00% 1/15/2032[1]		8,090	6,524
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		7,519	6,127
WMG Acquisition Corp. 3.75% 12/1/2029[1]		4,090	3,540
WMG Acquisition Corp. 3.875% 7/15/2030[1]		9,610	8,298
WMG Acquisition Corp. 3.00% 2/15/2031[1]		2,410	1,952
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		1,300	986
Ziggo BV 4.875% 1/15/2030[1]		2,600	2,160
			739,331

Industrials 4.96%
ADT Security Corp. 4.125% 8/1/2029[1]		2,230	1,929
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		8,859	8,574
Atkore, Inc. 4.25% 6/1/2031[1]		5,750	4,981
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.967% 9/22/2028[2,3]		3,940	3,913
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]		1,090	1,004
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		2,130	1,978
BOC Aviation, Ltd. 3.00% 9/11/2029		2,579	2,269
BOC Aviation, Ltd. 2.625% 9/17/2030		1,121	956
Boeing Co. 2.75% 2/1/2026		500	466
Boeing Co. 2.196% 2/4/2026		25	23
Boeing Co. 3.25% 2/1/2028		1,078	990
Boeing Co. 5.15% 5/1/2030		11,246	11,145
Boeing Co. 3.625% 2/1/2031		4,004	3,607
Boeing Co. 3.50% 3/1/2039		7,463	5,683
Boeing Co. 5.705% 5/1/2040		14,095	14,071
Boeing Co. 3.75% 2/1/2050		83	62
Boeing Co. 5.805% 5/1/2050		9,191	9,165
Bombardier, Inc. 7.125% 6/15/2026[1]		15,735	15,646
Bombardier, Inc. 7.875% 4/15/2027[1]		13,320	13,304
Bombardier, Inc. 6.00% 2/15/2028[1]		10,940	10,353
Bombardier, Inc. 7.50% 2/1/2029[1]		15,279	15,120
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050		750	596
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		479	358
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052		3,710	2,541
BWX Technologies, Inc. 4.125% 6/30/2028[1]		8,135	7,430
BWX Technologies, Inc. 4.125% 4/15/2029[1]		3,415	3,087
Canadian Pacific Railway Co. 1.75% 12/2/2026		435	391
Canadian Pacific Railway Co. 3.10% 12/2/2051		23,487	16,693
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		4,000	3,550
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		5,600	4,974
Clean Harbors, Inc. 6.375% 2/1/2031[1]		5,635	5,676
CoreLogic, Inc. 4.50% 5/1/2028[1]		10,500	8,477
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 8.75% 6/2/2028[2,3]		9,167	8,300
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[2,3]		4,225	3,438
Cornerstone Building Brands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 8.497% 4/12/2028[2,3]		143	138
Covanta Holding Corp. 4.875% 12/1/2029[1]		8,120	7,034
CSX Corp. 4.50% 3/15/2049		25	22
CSX Corp. 2.50% 5/15/2051		8,945	5,701
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]		400	332
Enviri Corp. 5.75% 7/31/2027[1]		6,254	5,451
General Dynamics Corp. 1.15% 6/1/2026		4,600	4,158
General Dynamics Corp. 3.625% 4/1/2030		5,230	4,931
Hidrovias International Finance SARL 4.95% 2/8/2031		4,800	3,848
Honeywell International, Inc. 2.70% 8/15/2029		5,984	5,330
Howmet Aerospace, Inc. 6.875% 5/1/2025		1,085	1,103
Icahn Enterprises, LP 4.75% 9/15/2024		9,226	8,823
Icahn Enterprises, LP 6.375% 12/15/2025		3,215	2,992
Icahn Enterprises, LP 6.25% 5/15/2026		2,055	1,872

14	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[2,3]	USD	5,421	$5,410
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]		4,176	4,065
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		3,671	3,573
Lockheed Martin Corp. 1.85% 6/15/2030		250	208
Lockheed Martin Corp. 2.80% 6/15/2050		2,815	2,001
Lockheed Martin Corp. 5.70% 11/15/2054		1,471	1,634
LSC Communications, Inc. 8.75% 10/15/2023[1,5,8]		45	—	[7]
Masco Corp. 2.00% 2/15/2031		48	38
Mexico City Airport Trust 4.25% 10/31/2026		5,400	5,206
Mexico City Airport Trust 3.875% 4/30/2028		5,000	4,719
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		10,604	10,640
Moog, Inc. 4.25% 12/9/2027[1]		5,516	5,109
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		1,200	1,066
Norfolk Southern Corp. 4.45% 3/1/2033		1,343	1,286
Northrop Grumman Corp. 4.70% 3/15/2033		10,204	10,020
Northrop Grumman Corp. 4.95% 3/15/2053		2,225	2,170
PGT Innovations, Inc. 4.375% 10/1/2029[1]		7,830	7,314
PM General Purchaser, LLC 9.50% 10/1/2028[1]		9,780	9,581
Raytheon Technologies Corp. 1.90% 9/1/2031		1,515	1,211
Raytheon Technologies Corp. 2.375% 3/15/2032		2,750	2,255
Raytheon Technologies Corp. 5.15% 2/27/2033		2,474	2,509
Raytheon Technologies Corp. 2.82% 9/1/2051		6,135	4,126
Raytheon Technologies Corp. 5.375% 2/27/2053		746	775
Regal Rexnord Corp. 6.30% 2/15/2030[1]		20,000	19,955
Regal Rexnord Corp. 6.40% 4/15/2033[1]		20,000	19,997
Republic Services, Inc. 1.45% 2/15/2031		18,159	14,262
Republic Services, Inc. 5.00% 4/1/2034		934	933
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]		8,690	8,770
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		13,720	14,251
Sabre GLBL, Inc. 11.25% 12/15/2027[1]		4,135	3,507
Sensata Technologies BV 4.00% 4/15/2029[1]		13,995	12,472
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		150	128
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		770	748
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.798% 10/20/2027[2,3]		675	702
Spirit AeroSystems, Inc. 4.60% 6/15/2028		15,715	13,200
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		10,049	10,771
SRS Distribution, Inc. 4.625% 7/1/2028[1]		5,810	5,195
SRS Distribution, Inc. 6.125% 7/1/2029[1]		470	407
Stericycle, Inc. 3.875% 1/15/2029[1]		11,010	9,791
The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		14,963	13,209
TransDigm, Inc. 6.25% 3/15/2026[1]		5,680	5,657
TransDigm, Inc. 6.375% 6/15/2026		615	608
TransDigm, Inc. 7.50% 3/15/2027		590	592
TransDigm, Inc. 5.50% 11/15/2027		3,400	3,211
TransDigm, Inc. 6.75% 8/15/2028[1]		9,080	9,126
TransDigm, Inc. 4.625% 1/15/2029		12,015	10,702
TransDigm, Inc. 4.875% 5/1/2029		1,990	1,780
Triumph Group, Inc. 9.00% 3/15/2028[1]		18,897	19,318
Uber Technologies, Inc. 8.00% 11/1/2026[1]		13,360	13,631
Union Pacific Corp. 4.30% 3/1/2049		75	66
Union Pacific Corp. 3.25% 2/5/2050		13	10
Union Pacific Corp. 2.95% 3/10/2052		14,585	10,138
United Airlines, Inc. 4.375% 4/15/2026[1]		1,620	1,541
United Airlines, Inc. 4.625% 4/15/2029[1]		1,315	1,199
United Rentals (North America), Inc. 5.25% 1/15/2030		5,300	5,064
United Rentals (North America), Inc. 3.75% 1/15/2032		4,600	3,901
Waste Management, Inc. 4.625% 2/15/2030		10,000	9,861
Waste Management, Inc. 4.625% 2/15/2033		5,500	5,392
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		1,975	1,998
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		6,985	7,131
			586,625

American Funds Multi-Sector Income Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 4.90%
AEP Transmission Co., LLC 2.75% 8/15/2051	USD	2,476	$1,600
AES Panama Generation Holdings SRL 4.375% 5/31/2030		3,858	3,298
AES Panama Generation Holdings SRL 4.375% 5/31/2030[1]		867	741
Alabama Power Co. 3.94% 9/1/2032		14,076	13,012
Alfa Desarrollo SpA 4.55% 9/27/2051[1]		7,110	5,224
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]		2,125	1,851
American Electric Power Company, Inc. 1.00% 11/1/2025		25	23
Berkshire Hathaway Energy Company 4.60% 5/1/2053		1,349	1,157
Calpine Corp. 5.125% 3/15/2028[1]		1,070	956
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050		15,735	10,748
CenterPoint Energy Houston Electric, LLC 3.35% 4/1/2051		7,907	5,913
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052		432	336
Consorcio Transmantaro SA 4.70% 4/16/2034		1,000	927
Consumers Energy Co. 3.80% 11/15/2028		2,000	1,890
Consumers Energy Co. 3.60% 8/15/2032		7,969	7,193
Consumers Energy Co. 4.625% 5/15/2033		16,690	16,251
Consumers Energy Co. 3.25% 8/15/2046		269	199
Consumers Energy Co. 3.10% 8/15/2050		2,844	2,014
Consumers Energy Co. 3.50% 8/1/2051		674	516
Consumers Energy Co. 2.65% 8/15/2052		4,463	2,866
DPL, Inc. 4.125% 7/1/2025		7,600	7,246
DTE Electric Co. 2.625% 3/1/2031		14,456	12,367
DTE Electric Co. 3.65% 3/1/2052		2,100	1,639
Duke Energy Carolinas, LLC 2.45% 8/15/2029		11,006	9,507
Duke Energy Carolinas, LLC 5.35% 1/15/2053		4,980	5,052
Duke Energy Corp. 3.50% 6/15/2051		2,481	1,800
Duke Energy Florida, LLC 1.75% 6/15/2030		74	60
Duke Energy Florida, LLC 5.95% 11/15/2052		375	409
Duke Energy Progress, LLC 2.00% 8/15/2031		2,925	2,356
Duke Energy Progress, LLC 2.50% 8/15/2050		1,099	684
Edison International 5.75% 6/15/2027		4,454	4,457
Edison International 4.125% 3/15/2028		9,939	9,283
Edison International 6.95% 11/15/2029		4,000	4,211
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[4]		4,000	3,466
Electricité de France SA 6.25% 5/23/2033[1]		3,600	3,662
Electricité de France SA 6.90% 5/23/2053[1]		9,400	9,751
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,4]		14,000	14,392
Emera US Finance, LP 2.639% 6/15/2031		3,395	2,713
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]		500	394
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		200	158
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]		950	713
Enfragen Energia Sur SA 5.375% 12/30/2030		6,300	4,100
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]		7,170	6,643
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[1]		3,000	2,511
ENN Energy Holdings, Ltd. 2.625% 9/17/2030		1,000	837
Entergy Corp. 2.40% 6/15/2031		6,150	4,985
Entergy Louisiana, LLC 2.35% 6/15/2032		10,000	8,031
Entergy Louisiana, LLC 2.90% 3/15/2051		1,230	813
FirstEnergy Corp. 2.65% 3/1/2030		30,775	25,982
FirstEnergy Corp. 2.25% 9/1/2030		1,518	1,233
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]		23,954	23,370
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		2,961	2,609
Florida Power & Light Company 5.05% 4/1/2028		3,275	3,303
Florida Power & Light Company 5.10% 4/1/2033		4,280	4,345
Florida Power & Light Company 2.875% 12/4/2051		15,185	10,517
Georgia Power Co. 4.95% 5/17/2033		5,145	5,081
Instituto Costarricense de Electricidad 6.75% 10/7/2031		4,900	4,839
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]		350	325
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]		50	48
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]		4,202	3,470
Light Servicos de Eletricidade SA 4.375% 6/18/2026[5]		9,800	3,945
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]		834	789
Minejesa Capital BV 4.625% 8/10/2030		13,000	11,703
Minejesa Capital BV 5.625% 8/10/2037		9,000	7,075

16	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Monongahela Power Co. 3.55% 5/15/2027[1]	USD	1,775	$1,666
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028		14,185	14,161
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030		5,786	4,819
NiSource, Inc. 5.40% 6/30/2033		1,925	1,928
NiSource, Inc. 5.00% 6/15/2052		2,424	2,244
Northern States Power Co. 2.90% 3/1/2050		172	119
Northern States Power Co. 2.60% 6/1/2051		2,870	1,844
Northern States Power Co. 3.20% 4/1/2052		1,732	1,245
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		1,875	1,821
Oncor Electric Delivery Company, LLC 3.75% 4/1/2045		7,415	6,074
Oncor Electric Delivery Company, LLC 3.10% 9/15/2049		3,256	2,305
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051		5,004	3,249
Pacific Gas and Electric Co. 2.95% 3/1/2026		258	236
Pacific Gas and Electric Co. 2.10% 8/1/2027		17,728	15,157
Pacific Gas and Electric Co. 3.30% 12/1/2027		183	161
Pacific Gas and Electric Co. 3.75% 7/1/2028		1,094	981
Pacific Gas and Electric Co. 4.65% 8/1/2028		125	116
Pacific Gas and Electric Co. 4.55% 7/1/2030		21,197	19,200
Pacific Gas and Electric Co. 2.50% 2/1/2031		16,588	12,999
Pacific Gas and Electric Co. 3.25% 6/1/2031		7,842	6,383
Pacific Gas and Electric Co. 6.40% 6/15/2033		16,400	16,322
Pacific Gas and Electric Co. 3.30% 8/1/2040		920	621
Pacific Gas and Electric Co. 4.95% 7/1/2050		700	551
Pacific Gas and Electric Co. 3.50% 8/1/2050		12,683	8,085
Pacific Gas and Electric Co. 6.75% 1/15/2053		1,700	1,680
PG&E Corp. 5.00% 7/1/2028		1,610	1,479
PG&E Corp. 5.25% 7/1/2030		21,900	19,649
PG&E Corp., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.217% 6/23/2025[2,3]		374	374
Progress Energy, Inc. 7.75% 3/1/2031		4,359	4,946
Progress Energy, Inc. 7.00% 10/30/2031		2,389	2,620
Public Service Company of Colorado 1.90% 1/15/2031		2,784	2,251
Public Service Company of Colorado 1.875% 6/15/2031		6,542	5,222
Public Service Electric and Gas Co. 3.20% 5/15/2029		2,231	2,022
Southern California Edison Co. 0.975% 8/1/2024		2,240	2,127
Southern California Edison Co. 4.70% 6/1/2027		22,602	22,235
Southern California Edison Co. 2.85% 8/1/2029		1,300	1,137
Southern California Edison Co. 2.50% 6/1/2031		10,829	9,014
Southern California Edison Co. 2.75% 2/1/2032		3,400	2,847
Southern California Edison Co. 3.60% 2/1/2045		2,643	1,948
Southern California Edison Co. 3.65% 2/1/2050		4,400	3,279
Southwestern Electric Power Co. 3.25% 11/1/2051		4,154	2,794
State Grid Overseas Investment (2013), Ltd. 4.375% 5/22/2043		2,800	2,642
State Grid Overseas Investment (2014), Ltd. 4.85% 5/7/2044		2,000	2,009
Talen Energy Supply, LLC 8.625% 6/1/2030[1]		16,668	17,267
Tampa Electric Co. 3.625% 6/15/2050		1,075	799
The Cleveland Electric Illuminating Co. 4.55% 11/15/2030[1]		205	194
The Connecticut Light and Power Co. 2.05% 7/1/2031		175	143
Union Electric Co. 2.15% 3/15/2032		2,850	2,284
Union Electric Co. 3.90% 4/1/2052		2,395	1,958
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		12,680	11,089
Virginia Electric & Power 2.875% 7/15/2029		2,285	2,030
Virginia Electric & Power 2.30% 11/15/2031		2,900	2,355
Virginia Electric & Power 2.40% 3/30/2032		3,925	3,204
Virginia Electric & Power 2.45% 12/15/2050		180	108
WEC Energy Group, Inc. 5.15% 10/1/2027		3,350	3,347
Wisconsin Power and Light Co. 1.95% 9/16/2031		2,240	1,781
Xcel Energy, Inc. 3.35% 12/1/2026		1,130	1,061
Xcel Energy, Inc. 1.75% 3/15/2027		3,007	2,665
Xcel Energy, Inc. 2.60% 12/1/2029		181	155
Xcel Energy, Inc. 3.40% 6/1/2030		7,073	6,307
Xcel Energy, Inc. 2.35% 11/15/2031		1,660	1,322
Xcel Energy, Inc. 3.50% 12/1/2049		2,360	1,715
			579,935

American Funds Multi-Sector Income Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 4.56%
Alpek, SAB de CV 3.25% 2/25/2031	USD	5,300	$4,287
Alpek, SAB de CV 3.25% 2/25/2031[1]		1,100	890
Anglo American Capital PLC 2.625% 9/10/2030[1]		5,960	4,921
Anglo American Capital PLC 2.875% 3/17/2031[1]		561	464
Anglo American Capital PLC 3.95% 9/10/2050[1]		206	153
ARD Finance SA 6.50% Cash 6/30/2027[1,6]		7,753	6,292
Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]		19,300	15,307
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]		440	431
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]		6,000	5,090
Aris Mining Corp. 6.875% 8/9/2026[1]		1,860	1,368
ATI, Inc. 4.875% 10/1/2029		12,345	11,139
ATI, Inc. 5.125% 10/1/2031		6,210	5,542
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		11,005	10,384
Ball Corp. 6.875% 3/15/2028		23,230	23,714
Ball Corp. 6.00% 6/15/2029		6,250	6,211
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		6,279	6,257
Braskem Idesa SAPI 7.45% 11/15/2029		4,900	3,294
Braskem Idesa SAPI 7.45% 11/15/2029[1]		2,150	1,445
Braskem Idesa SAPI 6.99% 2/20/2032		18,525	12,017
Braskem Idesa SAPI 6.99% 2/20/2032[1]		5,880	3,814
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]		1,170	1,006
Braskem Netherlands Finance BV 4.50% 1/31/2030		850	731
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]		9,535	9,377
Braskem Netherlands Finance BV 7.25% 2/13/2033		8,200	8,064
Braskem Netherlands Finance BV 5.875% 1/31/2050[1]		400	324
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		12,535	10,218
Celanese US Holdings, LLC 6.379% 7/15/2032		18,286	18,455
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]		4,320	4,370
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		790	772
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		405	365
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		387	341
CVR Partners, LP 6.125% 6/15/2028[1]		2,755	2,399
EIDP, Inc. 4.80% 5/15/2033		7,327	7,177
Element Solutions, Inc. 3.875% 9/1/2028[1]		11,735	10,250
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]		200	200
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]		3,832	3,778
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		24,338	23,779
Freeport-McMoRan, Inc. 5.45% 3/15/2043		183	171
Fresnillo PLC 4.25% 10/2/2050[1]		1,100	825
FXI Holdings, Inc. 12.25% 11/15/2026[1]		24,788	22,495
FXI Holdings, Inc. 12.25% 11/15/2026[1]		7,050	6,363
GC Treasury Center Co., Ltd. 4.40% 3/30/2032		11,500	10,398
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]		1,600	1,447
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[1]		24	20
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]		1,044	828
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		22,705	15,197
LABL, Inc. 6.75% 7/15/2026[1]		430	423
LABL, Inc. 10.50% 7/15/2027[1]		280	269
LABL, Inc. 5.875% 11/1/2028[1]		1,540	1,403
LABL, Inc. 9.50% 11/1/2028[1]		6,555	6,677
Linde, Inc. 2.00% 8/10/2050		18	10
LSB Industries, Inc. 6.25% 10/15/2028[1]		16,940	15,142
LYB International Finance III, LLC 3.625% 4/1/2051		1,091	756
Methanex Corp. 5.125% 10/15/2027		2,650	2,470
Methanex Corp. 5.25% 12/15/2029		760	695
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		2,950	2,953
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		2,000	1,999
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		11,900	11,960
Nova Chemicals Corp. 5.25% 6/1/2027[1]		3,100	2,760
Nova Chemicals Corp. 4.25% 5/15/2029[1]		8,795	7,187
Novelis Corp. 3.25% 11/15/2026[1]		1,190	1,078
Novelis Corp. 4.75% 1/30/2030[1]		6,326	5,628
Novelis Corp. 3.875% 8/15/2031[1]		7,021	5,786
Nutrien, Ltd. 5.80% 3/27/2053		4,959	4,980
OCI NV 6.70% 3/16/2033[1]		22,816	22,319
Olin Corp. 5.00% 2/1/2030		3,000	2,775
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]		10,000	9,765

18	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	USD	10,000	$9,752
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		22,390	20,024
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		13,505	11,330
Scotts Miracle-Gro Co. 4.50% 10/15/2029		6,308	5,429
Scotts Miracle-Gro Co. 4.375% 2/1/2032		9,015	7,111
Sealed Air Corp. 4.00% 12/1/2027[1]		11,364	10,383
Sealed Air Corp. 6.125% 2/1/2028[1]		16,690	16,585
Sherwin-Williams Co. 2.90% 3/15/2052		1,000	644
South32 Treasury, Ltd. 4.35% 4/14/2032[1]		1,753	1,540
Summit Materials, LLC 6.50% 3/15/2027[1]		270	269
Summit Materials, LLC 5.25% 1/15/2029[1]		9,355	8,849
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]		15,000	15,574
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		1,495	1,437
Trivium Packaging Finance BV 8.50% 8/15/2027[1]		7,600	7,325
Valvoline, Inc. 4.25% 2/15/2030[1]		5,960	5,857
Valvoline, Inc. 3.625% 6/15/2031[1]		9,015	7,337
Venator Finance SARL 9.50% 7/1/2025[1,5]		8,610	6,587
Venator Finance SARL 5.75% 7/15/2025[1,5]		3,015	72
Venator Finance SARL, Term Loan, 15.05% 9/14/2023[2,3]		1,758	1,811
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		12,415	12,482
			539,803

Consumer staples 3.36%
7-Eleven, Inc. 0.95% 2/10/2026[1]		255	228
7-Eleven, Inc. 1.30% 2/10/2028[1]		149	126
7-Eleven, Inc. 1.80% 2/10/2031[1]		13,213	10,456
7-Eleven, Inc. 2.50% 2/10/2041[1]		900	603
7-Eleven, Inc. 2.80% 2/10/2051[1]		10,815	6,865
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		3,185	2,760
Altria Group, Inc. 3.875% 9/16/2046		17,558	12,324
Altria Group, Inc. 4.45% 5/6/2050		11,445	8,423
Altria Group, Inc. 3.70% 2/4/2051		24,229	16,253
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		90	86
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048		8,292	7,705
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048		180	162
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		1,100	1,160
B&G Foods, Inc. 5.25% 4/1/2025		11,240	10,746
B&G Foods, Inc. 5.25% 9/15/2027		6,105	5,312
BAT Capital Corp. 2.726% 3/25/2031		2,750	2,191
BAT Capital Corp. 4.54% 8/15/2047		101	74
BAT Capital Corp. 3.984% 9/25/2050		34,940	23,581
BAT Capital Corp. 5.65% 3/16/2052		2,375	2,066
Central Garden & Pet Co. 4.125% 10/15/2030		3,600	3,020
Central Garden & Pet Co. 4.125% 4/30/2031[1]		18,275	15,092
Conagra Brands, Inc. 1.375% 11/1/2027		5,135	4,352
Conagra Brands, Inc. 5.30% 11/1/2038		2	2
Constellation Brands, Inc. 2.875% 5/1/2030		1,040	903
Constellation Brands, Inc. 2.25% 8/1/2031		20,750	16,969
Constellation Brands, Inc. 4.75% 5/9/2032		2,834	2,752
Constellation Brands, Inc. 4.90% 5/1/2033		1,657	1,629
Darling Ingredients, Inc. 5.25% 4/15/2027[1]		2,055	1,997
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		16,970	16,591
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		8,630	7,448
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		5,934	4,446
Ingles Markets, Inc. 4.00% 6/15/2031[1]		11,345	9,526
InRetail Consumer 3.25% 3/22/2028[1]		1,100	946
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		5,360	4,910
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		14,720	13,047
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		7,985	7,144
MARB BondCo PLC 3.95% 1/29/2031		10,365	7,428
MARB BondCo PLC 3.95% 1/29/2031[1]		2,577	1,847
Natura Cosmeticos SA 4.125% 5/3/2028[1]		3,800	3,290
Natura Cosmeticos SA 4.125% 5/3/2028		2,400	2,078
NBM US Holdings, Inc. 6.625% 8/6/2029[9]		500	458
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[2,3]		20,295	20,216
PepsiCo, Inc. 1.625% 5/1/2030		6	5

American Funds Multi-Sector Income Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
PepsiCo, Inc. 1.40% 2/25/2031	USD	34	$27
PepsiCo, Inc. 1.95% 10/21/2031		21,349	17,679
Performance Food Group, Inc. 5.50% 10/15/2027[1]		4,105	3,961
Performance Food Group, Inc. 4.25% 8/1/2029[1]		8,162	7,275
Philip Morris International, Inc. 5.625% 11/17/2029		7,731	7,884
Philip Morris International, Inc. 1.75% 11/1/2030		2,713	2,145
Philip Morris International, Inc. 5.75% 11/17/2032		8,756	8,972
Philip Morris International, Inc. 5.375% 2/15/2033		11,210	11,192
Philip Morris International, Inc. 4.25% 11/10/2044		15	13
Post Holdings, Inc. 5.625% 1/15/2028[1]		7,370	7,093
Post Holdings, Inc. 5.50% 12/15/2029[1]		3,355	3,100
Post Holdings, Inc. 4.625% 4/15/2030[1]		12,811	11,241
Prestige Brands, Inc. 5.125% 1/15/2028[1]		5,345	5,082
Prestige Brands, Inc. 3.75% 4/1/2031[1]		5,985	4,963
Simmons Foods, Inc. 4.625% 3/1/2029[1]		16,820	13,495
Target Corp. 4.50% 9/15/2032		6,610	6,455
Target Corp. 4.80% 1/15/2053		4,500	4,311
TreeHouse Foods, Inc. 4.00% 9/1/2028		2,290	1,976
United Natural Foods, Inc. 6.75% 10/15/2028[1]		450	374
US Foods, Inc. 4.625% 6/1/2030[1]		7,670	6,882
Walmart, Inc. 4.10% 4/15/2033		17,409	16,913
			398,250

Real estate 2.57%
American Tower Corp. 2.95% 1/15/2051		15,000	9,478
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		5,200	3,897
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		8,995	6,403
Boston Properties, LP 2.45% 10/1/2033		2,456	1,772
Boston Properties, LP 6.50% 1/15/2034		20,469	20,612
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		7,260	6,659
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		3,780	3,188
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]		3,240	2,700
Crown Castle, Inc. 5.00% 1/11/2028		8,620	8,469
Equinix, Inc. 1.45% 5/15/2026		2,260	2,019
Equinix, Inc. 2.90% 11/18/2026		68	62
Equinix, Inc. 1.55% 3/15/2028		105	88
Equinix, Inc. 2.00% 5/15/2028		894	762
Equinix, Inc. 3.20% 11/18/2029		75	66
Equinix, Inc. 2.15% 7/15/2030		15,210	12,311
Equinix, Inc. 2.50% 5/15/2031		1,335	1,088
Equinix, Inc. 3.90% 4/15/2032		650	584
Equinix, Inc. 2.95% 9/15/2051		3,250	2,067
Equinix, Inc. 3.40% 2/15/2052		819	574
Essex Portfolio, LP 2.55% 6/15/2031		1,762	1,426
FibraSOMA 4.375% 7/22/2031[1]		3,933	2,948
Howard Hughes Corp. 5.375% 8/1/2028[1]		2,931	2,613
Howard Hughes Corp. 4.125% 2/1/2029[1]		10,170	8,427
Howard Hughes Corp. 4.375% 2/1/2031[1]		12,265	9,800
Iron Mountain, Inc. 5.25% 3/15/2028[1]		2,185	2,045
Iron Mountain, Inc. 5.00% 7/15/2028[1]		2,224	2,063
Iron Mountain, Inc. 4.875% 9/15/2029[1]		7,610	6,819
Iron Mountain, Inc. 5.25% 7/15/2030[1]		3,000	2,706
Iron Mountain, Inc. 4.50% 2/15/2031[1]		2,665	2,292
Kennedy-Wilson, Inc. 4.75% 3/1/2029		20,210	15,999
Kennedy-Wilson, Inc. 4.75% 2/1/2030		25,735	19,433
Kennedy-Wilson, Inc. 5.00% 3/1/2031		12,520	9,381
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		4,890	4,253
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		6,730	5,484
MPT Operating Partnership, LP 5.00% 10/15/2027		90	76
MPT Operating Partnership, LP 3.50% 3/15/2031		16,215	11,189
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]		9,000	8,268
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		11,160	9,629
Prologis, LP 4.75% 6/15/2033		3,870	3,784
Prologis, LP 5.125% 1/15/2034		5,490	5,454
Public Storage 1.95% 11/9/2028		417	358
Public Storage 2.25% 11/9/2031		8,155	6,670
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		7,105	6,294

20	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	USD	2,610	$2,397
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		3,380	2,834
Service Properties Trust 4.75% 10/1/2026		2,420	2,104
Service Properties Trust 4.95% 2/15/2027		3,560	3,048
Service Properties Trust 3.95% 1/15/2028		9,660	7,578
Service Properties Trust 4.95% 10/1/2029		8,470	6,584
Service Properties Trust 4.375% 2/15/2030		390	292
Sun Communities Operating, LP 2.30% 11/1/2028		198	167
Sun Communities Operating, LP 2.70% 7/15/2031		3,382	2,676
Sun Communities Operating, LP 4.20% 4/15/2032		24,225	21,185
VICI Properties, LP 4.625% 6/15/2025[1]		1,091	1,055
VICI Properties, LP 4.75% 2/15/2028		876	830
VICI Properties, LP 3.875% 2/15/2029[1]		3,880	3,408
VICI Properties, LP 4.95% 2/15/2030		8,380	7,869
VICI Properties, LP 4.125% 8/15/2030[1]		145	128
VICI Properties, LP 5.125% 5/15/2032		6,694	6,270
VICI Properties, LP 5.625% 5/15/2052		4,250	3,791
WEA Finance, LLC 3.50% 6/15/2029[1]		10	8
XHR, LP 4.875% 6/1/2029[1]		2,120	1,820
			304,254

Information technology 2.53%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[2,3]		9,256	8,914
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[2,3]		10,730	9,750
Analog Devices, Inc. 1.70% 10/1/2028		398	342
Analog Devices, Inc. 2.10% 10/1/2031		558	462
Analog Devices, Inc. 2.95% 10/1/2051		3,709	2,624
Apple, Inc. 3.95% 8/8/2052		4,588	4,047
Apple, Inc. 4.85% 5/10/2053		24,869	25,505
BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[2,3]		3,500	3,421
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		5,999	5,432
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		8,493	7,617
Broadcom Corp. 3.875% 1/15/2027		53	51
Broadcom, Inc. 4.00% 4/15/2029[1]		142	131
Broadcom, Inc. 4.75% 4/15/2029		220	213
Broadcom, Inc. 4.15% 11/15/2030		48	44
Broadcom, Inc. 4.15% 4/15/2032[1]		7	6
Broadcom, Inc. 3.419% 4/15/2033[1]		2,200	1,841
Broadcom, Inc. 3.469% 4/15/2034[1]		49	40
Broadcom, Inc. 3.50% 2/15/2041[1]		4,787	3,584
Broadcom, Inc. 3.75% 2/15/2051[1]		3,035	2,235
CA Magnum Holdings 5.375% 10/31/2026[1]		820	736
CDK Global, Inc. 7.25% 6/15/2029[1]		8,175	8,092
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		5,780	5,152
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		30,990	27,099
CommScope Technologies, LLC 6.00% 6/15/2025[1]		5,000	4,667
CommScope, Inc. 8.25% 3/1/2027[1]		7,550	6,050
CommScope, Inc. 7.125% 7/1/2028[1]		12,340	8,778
CommScope, Inc. 4.75% 9/1/2029[1]		7,000	5,525
Diebold Nixdorf, Inc. 9.375% 7/15/2025[1,5]		8,886	1,644
Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,5,6]		8,000	120
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[2,3]		9,336	8,846
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[2,3]		6,065	5,747
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,3,5]		9,401	1,692
Entegris Escrow Corp. 4.75% 4/15/2029[1]		1,795	1,668
Fair Isaac Corp. 4.00% 6/15/2028[1]		8,305	7,626
Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[2,3]	EUR	2,607	2,694
Gartner, Inc. 4.50% 7/1/2028[1]	USD	3,270	3,058
Gartner, Inc. 3.625% 6/15/2029[1]		5,330	4,697
Gartner, Inc. 3.75% 10/1/2030[1]		10,415	9,081
Intel Corp. 5.20% 2/10/2033		5,942	6,001
Intel Corp. 5.70% 2/10/2053		4,255	4,332
Intel Corp. 5.90% 2/10/2063		590	610
Lenovo Group, Ltd. 6.536% 7/27/2032		10,000	10,096
MicroStrategy, Inc. 6.125% 6/15/2028[1]		1,190	1,068

American Funds Multi-Sector Income Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
NCR Corp. 5.125% 4/15/2029[1]	USD	1,500	$1,329
Oracle Corp. 3.60% 4/1/2050		3,370	2,410
Oracle Corp. 3.95% 3/25/2051		212	160
Salesforce, Inc. 2.90% 7/15/2051		25,015	17,610
ServiceNow, Inc. 1.40% 9/1/2030		10,173	8,061
SK hynix, Inc. 1.50% 1/19/2026		4,300	3,811
SK hynix, Inc. 1.50% 1/19/2026[1]		200	177
SK hynix, Inc. 6.375% 1/17/2028[1]		3,855	3,873
SK hynix, Inc. 2.375% 1/19/2031		7,600	5,867
SK hynix, Inc. 6.50% 1/17/2033		7,375	7,451
SK hynix, Inc. 6.50% 1/17/2033[1]		2,625	2,652
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[2,3]		23,943	22,426
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[2,3]		1,550	1,504
Unisys Corp. 6.875% 11/1/2027[1]		535	386
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,8,9]		10,655	10,229
			299,284

Total corporate bonds, notes & loans			7,539,786

Mortgage-backed obligations 9.65%
Commercial mortgage-backed securities 6.98%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[3,10]		12,673	11,250
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 5/15/2053[3,10]		500	421
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.986% 7/15/2049[3,10]		3,560	3,092
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]		10	9
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 6.878% 6/15/2028[10]		9,699	10,023
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[3,10]		5,948	5,554
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.937% 11/15/2032[3,10]		8,333	7,744
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.937% 11/15/2032[3,10]		7,500	6,195
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.623% 12/15/2052[3,10]		6,986	5,414
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]		10	9
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.327% 8/15/2055[3,10]		5,250	4,561
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[3,10]		5,618	5,417
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[3,10]		1,535	1,330
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.625% 3/15/2056[3,10]		13,148	12,410
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.625% 3/15/2056[3,10]		8,179	8,208
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.146% 9/15/2060[3,10]		2,522	2,047
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]		4,000	3,106
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[3,10]		2,992	2,201
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[3,10]		7,265	5,205
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,10]		3,000	2,745
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,3,10]		2,000	1,813
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[3,10]		11,003	9,514
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.347% 12/15/2055[3,10]		12,328	10,818
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[3,10]		14,763	14,979
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[3,10]		1,954	1,902
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[3,10]		6,078	5,511
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[3,10]		19,000	19,013
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[3,10]		6,586	6,143
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]		25	23
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]		10	9
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[3,10]		1,445	1,179
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[3,10]		10	9
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]		5,500	3,984

22	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.593% 5/15/2055[3,10]	USD	9,225	$6,754
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[3,10]		11,487	11,509
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[3,10]		9,404	8,851
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[3,10]		7,500	6,314
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[3,10]		22,618	23,035
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[3,10]		10,487	10,082
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[3,10]		6,492	5,643
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]		20	17
BMO Mortgage Trust, Series 2023-C4, Class B, 5.592% 2/15/2056[3,10]		3,081	2,821
BMO Mortgage Trust, Series 2023-C5, Class B, 6.477% 6/15/2056[3,10]		6,244	6,465
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[3,10]		2,161	2,054
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[1,3,10]		4,750	4,724
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.466% 5/15/2039[1,3,10]		2,694	2,665
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.288% 6/15/2027[1,3,10]		10,000	9,977
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 6.211% 1/15/2034[1,3,10]		3,617	3,535
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 5.931% 9/15/2034[1,3,10]		3,000	2,880
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 6.081% 9/15/2034[1,3,10]		2,100	1,996
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 6.58% 9/15/2034[1,3,10]		2,000	1,896
BX Trust, Series 2021-SDMF, Class E, (1-month USD-LIBOR + 1.587%) 6.78% 9/15/2034[1,3,10]		1,449	1,365
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[1,3,10]		1,733	1,679
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[1,3,10]		2,696	2,585
BX Trust, Series 2021-VOLT, Class D, (1-month USD-LIBOR + 1.65%) 6.843% 9/15/2036[1,3,10]		4,410	4,180
BX Trust, Series 2021-VOLT, Class E, (1-month USD-LIBOR + 2.00%) 7.193% 9/15/2036[1,3,10]		7,510	7,105
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[1,3,10]		1,992	1,933
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[1,3,10]		10,749	10,364
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[1,3,10]		1,992	1,917
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 7.089% 10/15/2036[1,3,10]		1,380	1,321
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.986% 4/15/2037[1,3,10]		721	693
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[1,3,10]		792	768
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[1,3,10]		714	690
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[1,3,10]		9,043	8,696
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[1,3,10]		7,572	7,391
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 6.443% 11/15/2038[1,3,10]		12,188	11,886
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[1,3,10]		1,962	1,904
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 7.043% 11/15/2038[1,3,10]		2,982	2,884
BX Trust, Series 2021-ACNT, Class E, (1-month USD-LIBOR + 2.197%) 7.39% 11/15/2038[1,3,10]		1,455	1,404
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[1,3,10]		9,967	9,703
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.987% 2/15/2039[1,3,10]		3,000	2,939
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.108% 2/15/2039[1,3,10]		2,785	2,655

American Funds Multi-Sector Income Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.237% 2/15/2039[1,3,10]	USD	4,000	$3,860
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[1,3,10]		17,852	17,825
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.096% 8/15/2039[1,3,10]		10,002	9,958
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.844% 8/15/2039[1,3,10]		8,679	8,622
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.84% 8/15/2039[1,3,10]		8,538	8,546
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.811% 10/15/2039[1,3,10]		7,858	7,837
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.36% 10/15/2039[1,3,10]		4,977	4,960
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.208% 10/15/2039[1,3,10]		1,855	1,843
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.323% 6/15/2040[1,3,10]		15,000	14,999
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 9.833% 6/15/2040[1,3,10]		26,000	25,893
BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,10]		1,090	927
BX Trust, Series 2019-OC11, Class D, 4.075% 12/9/2041[1,3,10]		2,326	1,941
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,10]		10,500	8,688
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,3,10]		5,150	4,220
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,3,10]		4,948	4,168
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.239% 3/15/2035[1,3,10]		13,740	13,552
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.335% 3/15/2035[1,3,10]		2,485	2,448
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]		10	9
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,3,10]		28,218	26,623
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[1,3,10]		2,450	2,363
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,3,10]		10,508	9,966
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 5/10/2047[10]		420	407
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[3,10]		1,900	1,768
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[10]		438	415
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[10]		7,892	7,309
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.567% 2/10/2048[3,10]		3,656	3,325
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.277% 4/10/2048[3,10]		2,660	2,407
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[3,10]		1,835	1,369
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]		296	280
COMM Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,3,10]		6,000	4,477
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,10]		255	233
Commercial Mortgage Trust, Series 2013-CR10, Class C, 5.021% 8/10/2046[1,3,10]		1,309	1,270
Commercial Mortgage Trust, Series 2014-CR14, Class AM, 4.526% 2/10/2047[3,10]		2,558	2,485
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[10]		1,024	993
Commercial Mortgage Trust, Series 2014-CR16, Class C, 5.08% 4/10/2047[3,10]		460	422
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 7/15/2047[3,10]		381	366
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]		108	103
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[10]		500	480
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[3,10]		950	906
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.582% 12/10/2047[3,10]		605	498
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.615% 10/10/2048[3,10]		8,035	7,400
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.615% 10/10/2048[3,10]		860	768
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]		25	23
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[3,10]		250	237
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.290% 8/10/2050[3,10]		570	566

24	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.297% 8/10/2050[1,3,10]	USD	1,250	$1,236
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[1,3,10]		7,025	6,894
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[1,3,10]		369	361
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[1,3,10]		2,314	2,256
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[1,3,10]		8,385	8,166
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[3,10]		7,432	7,310
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[3,10]		2,917	2,672
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class C, 3.75% 12/10/2036[1,10]		500	473
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,3,10]		5,455	5,161
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,4,10]		7,301	7,219
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD CME Term SOFR + 2.048%) 7.194% 12/15/2036[1,3,10]		1,213	1,191
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.571% 8/15/2024[1,3,10]		1,464	1,456
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.754% 8/15/2024[1,3,10]		3,510	3,452
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.113% 7/15/2025[1,3,10]		2,287	2,254
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 8.393% 8/15/2036 (1-month USD CME Term SOFR + 2.419% on 8/15/2023)[1,4,10]		757	752
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]		200	189
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]		1,230	1,129
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.891% 10/15/2039[1,3,10]		3,273	3,248
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.64% 10/15/2039[1,3,10]		4,364	4,333
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.433% 8/15/2037[1,3,10]		7,882	7,899
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.832% 8/15/2037[1,3,10]		3,120	3,117
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[3,10]		920	881
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]		2,602	2,052
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,3,10]		2,092	1,601
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,10]		768	600
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.593% 10/15/2038[1,3,10]		795	782
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD-LIBOR + 1.75%) 6.943% 10/15/2038[1,3,10]		5,000	4,884
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[1,3,10]		1,534	1,507
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.284% 8/15/2046[3,10]		2,876	2,866
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 10/15/2046[3,10]		500	496
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.227% 2/15/2047[3,10]		5,800	5,655
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[10]		151	148
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[3,10]		1,189	1,139
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]		18,113	16,934
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]		2,311	2,160

American Funds Multi-Sector Income Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,10]	USD	3,586	$3,393
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.668% 10/15/2048[3,10]		74	68
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]		45	41
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.780% 11/15/2052[3,10]		5,300	4,256
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[3,10]		4,566	4,665
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[3,10]		4,606	4,265
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.40% 10/15/2049[1,3,10]		1,332	1,289
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.90% 3/25/2050[1,3,10]		8,845	8,500
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.817% 1/25/2051[1,3,10]		2,730	2,470
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.067% 11/25/2051[1,3,10]		3,500	3,190
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,10]		4,871	4,510
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]		3,000	2,583
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.77% 7/15/2036[1,3,10]		1,558	1,513
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 6.119% 7/15/2036[1,3,10]		8,000	7,770
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[1,3,10]		1,442	1,402
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 6.273% 11/15/2038[1,3,10]		1,545	1,501
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.522% 11/15/2038[1,3,10]		2,077	2,005
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 6.771% 11/15/2038[1,3,10]		2,500	2,406
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[1,3,10]		11,440	11,099
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.097% 1/15/2039[1,3,10]		9,500	8,989
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[3,10]		1,000	897
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[3,10]		3,115	2,940
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,10]		7,439	7,023
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]		25	23
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.448% 10/15/2050[3,10]		2,154	1,818
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]		2,903	2,533
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[10]		2,000	1,467
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]		3,561	2,942
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.646% 9/17/2057[3,10]		4,100	3,805
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.696% 9/15/2058[3,10]		6,750	6,253
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[3,10]		110	99
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.111% 1/15/2059[3,10]		5,760	5,173
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.161% 9/15/2046[3,10]		1,251	1,225
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 3/15/2047[10]		417	408
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[3,10]		512	492
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[3,10]		100	92
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[1,3,10]		15,228	15,248
			825,699

26	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 2.67%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,10]	USD	1,094	$970
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,10]		179	160
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]		1,555	1,362
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,10]		11,120	9,957
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,3,10]		105	102
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,10]		641	604
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,10]		1,296	1,191
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,3,10]		6,729	6,019
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,10]		2,795	2,679
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,10]		711	674
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,3,10]		1,018	966
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,3,10]		749	708
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,10]		727	703
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,3,10]		749	699
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,4,10]		15,344	13,514
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]		182	170
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,10]		39	35
Connecticut Avenue Securities, Series 2023-R04, Class 1B1, (30-day Average USD-SOFR + 5.35%) 10.417% 5/25/2043[1,3,10]		16,580	17,045
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, (1-month USD-LIBOR + 4.35%) 9.50% 4/25/2031[1,3,10]		4,000	4,256
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[1,3,10]		329	328
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 5.917% 12/25/2041[1,3,10]		2,668	2,647
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.817% 5/25/2042[1,3,10]		8,471	8,640
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[1,3,10]		3,274	3,296
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.617% 5/25/2043[1,3,10]		3,985	4,075
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1B1, (30-day Average USD-SOFR + 4.75%) 12.217% 6/25/2043[1,3,10]		1,714	1,753
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]		110	99
Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,10]		2,200	1,952
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,3,10]		16,597	13,889
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,10]		736	597
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 12.30% 7/25/2023[3,10]		10,739	10,779
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.867% 10/25/2041[1,3,10]		4,747	4,724
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.367% 2/25/2042[1,3,10]		12,772	12,703
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[1,3,10]		1,387	1,391
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[1,3,10]		1,661	1,672
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.417% 5/25/2042[1,3,10]		1,400	1,417
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[1,3,10]		9,683	9,862
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.567% 6/25/2042[1,3,10]		21,990	23,117
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M2, (30-day Average USD-SOFR + 6.75%) 11.817% 6/25/2042[1,3,10]		7,525	8,291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[1,3,10]		529	533
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[1,3,10]		1,460	1,507
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[1,3,10]		1,600	1,601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[1,3,10]		4,241	4,257
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[1,3,10]		12,520	13,486

American Funds Multi-Sector Income Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[1,3,10]	USD	8,043	$8,940
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (1-month USD-LIBOR + 10.00%) 15.15% 8/25/2050[1,3,10]		9,520	12,114
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.622% 10/25/2050[1,3,10]		1,469	1,494
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B1, (30-day Average USD-SOFR + 4.80%) 9.622% 10/25/2050[1,3,10]		5,030	5,425
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.322% 10/25/2050[1,3,10]		9,173	11,557
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 7.067% 12/25/2050[1,3,10]		3,926	3,940
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,10]		2,066	1,804
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,10]		2,454	2,102
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 7/25/2051[1,3,10]		2,476	1,934
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,3,10]		188	166
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[1,3,10]		762	669
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,3,10]		200	199
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[1,3,10]		217	215
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,10]		1,476	1,458
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,10]		11,523	11,074
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,10]		804	747
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,10]		2,488	2,311
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[1,3,10]		1,616	1,598
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,10]		43	41
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,10]		123	116
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,10]		93	90
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.90% 5/25/2055[1,3,10]		1,950	1,936
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,10]		396	377
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,10]		100	93
Progress Residential Trust, Series 2021-SFR4, Class F, 3.407% 5/17/2038[1,10]		4,305	3,768
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,10]		477	458
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2/25/2043[3,10]		37	30
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2/25/2048[1,3,10]		51	46
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.197% 3/25/2054[1,3,10]		2,504	2,399
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.112% 4/25/2057[1,3,10]		2,400	2,102
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,10]		2,477	2,299
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,10]		236	226
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,10]		3,000	2,423
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,8]		22,184	19,624
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[1,10]		6,500	6,396
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,10]		2,342	2,085
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,10]		904	858
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,10]		1,087	1,082
VM Fund I, LLC 8.625% 1/15/2028[1,8]		7,828	7,711
			316,337

Total mortgage-backed obligations			1,142,036

Bonds & notes of governments & government agencies outside the U.S. 7.97%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]		15,000	13,483
Abu Dhabi (Emirate of) 3.125% 4/16/2030		6,500	6,033
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]		12,800	10,665
Abu Dhabi (Emirate of) 1.875% 9/15/2031		1,500	1,252
Abu Dhabi (Emirate of) 3.875% 4/16/2050		9,900	8,347
Albania (Republic of) 5.90% 6/9/2028	EUR	4,300	4,600
Angola (Republic of) 8.25% 5/9/2028	USD	2,500	2,224
Angola (Republic of) 8.00% 11/26/2029		25,240	21,453

28	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Angola (Republic of) 8.75% 4/14/2032	USD	3,100	$2,617
Argentine Republic 1.00% 7/9/2029		5,233	1,707
Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[4]		62,185	20,805
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[4]		57,116	17,181
Armenia (Republic of) 7.15% 3/26/2025		200	203
Brazil (Federative Republic of) 4.75% 1/14/2050		12,300	9,086
Chile (Republic of) 3.10% 5/7/2041		9,020	6,792
Chile (Republic of) 4.34% 3/7/2042		1,815	1,616
Colombia (Republic of) 4.50% 3/15/2029		300	263
Colombia (Republic of) 3.00% 1/30/2030		3,800	2,963
Colombia (Republic of) 3.125% 4/15/2031		1,311	992
Colombia (Republic of) 3.25% 4/22/2032		10,720	7,958
Colombia (Republic of) 8.00% 4/20/2033		16,970	17,260
Colombia (Republic of) 7.50% 2/2/2034		10,925	10,711
Colombia (Republic of) 7.375% 9/18/2037		300	286
Colombia (Republic of) 5.625% 2/26/2044		902	674
Colombia (Republic of) 5.00% 6/15/2045		11,144	7,786
Colombia (Republic of) 5.20% 5/15/2049		200	138
Colombia (Republic of) 4.125% 5/15/2051		400	240
Costa Rica (Republic of) 6.125% 2/19/2031		4,228	4,208
Costa Rica (Republic of) 6.125% 2/19/2031[1]		1,700	1,692
Costa Rica (Republic of) 7.158% 3/12/2045		1,200	1,191
Development Bank of Mongolia, LLC 7.25% 10/23/2023		6,210	6,187
Dominican Republic 5.50% 1/27/2025		1,400	1,380
Dominican Republic 6.875% 1/29/2026		1,000	1,010
Dominican Republic 5.95% 1/25/2027		1,650	1,621
Dominican Republic 5.50% 2/22/2029		2,757	2,587
Dominican Republic 4.50% 1/30/2030		8,243	7,245
Dominican Republic 4.50% 1/30/2030[1]		5,789	5,088
Dominican Republic 7.05% 2/3/2031[1]		4,455	4,448
Dominican Republic 6.00% 2/22/2033		5,120	4,734
Dominican Republic 6.00% 2/22/2033[1]		1,285	1,188
Dominican Republic 5.30% 1/21/2041[1]		412	324
Dominican Republic 6.85% 1/27/2045		1,100	1,001
Dominican Republic 5.875% 1/30/2060		34,100	26,511
Dominican Republic 5.875% 1/30/2060[1]		1,700	1,322
Egypt (Arab Republic of) 7.60% 3/1/2029		1,800	1,170
Egypt (Arab Republic of) 5.875% 2/16/2031		9,000	4,979
Egypt (Arab Republic of) 5.875% 2/16/2031[1]		4,380	2,423
Egypt (Arab Republic of) 7.625% 5/29/2032[1]		2,100	1,225
Egypt (Arab Republic of) 7.625% 5/29/2032		1,500	875
Egypt (Arab Republic of) 8.75% 9/30/2051		800	434
Egypt (Arab Republic of) 8.15% 11/20/2059		11,600	6,040
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024		9,000	6,243
Export-Import Bank of India 3.25% 1/15/2030		14,100	12,461
Gabonese Republic 6.95% 6/16/2025		7,400	6,975
Gabonese Republic 7.00% 11/24/2031[1]		6,000	4,777
Gabonese Republic 7.00% 11/24/2031		2,200	1,752
Georgia (Republic of) 2.75% 4/22/2026[1]		2,880	2,593
Georgia (Republic of) 2.75% 4/22/2026		2,667	2,401
Ghana (Republic of) 7.75% 4/7/2029[1,5]		3,600	1,550
Ghana (Republic of) 8.125% 3/26/2032[5]		15,400	6,654
Ghana (Republic of) 8.125% 3/26/2032[1,5]		1,500	648
Honduras (Republic of) 6.25% 1/19/2027		10,360	9,457
Honduras (Republic of) 5.625% 6/24/2030		14,048	11,399
Honduras (Republic of) 5.625% 6/24/2030[1]		6,175	5,011
Hungary (Republic of) 6.25% 9/22/2032[1]		4,500	4,622
Indonesia (Republic of) 6.625% 2/17/2037		900	1,029
Indonesia (Republic of) 5.25% 1/17/2042		21,910	21,915
Indonesia (Republic of) 4.625% 4/15/2043		5,800	5,519
Indonesia (Republic of) 6.75% 1/15/2044		575	674
Indonesia (Republic of) 5.125% 1/15/2045		1,515	1,511
Israel (State of) 4.50% 1/17/2033		5,585	5,506
Israel (State of) 3.375% 1/15/2050		7,300	5,500
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]		10,100	9,721
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]		2,100	1,929
Kazakhstan (Republic of) 4.875% 10/14/2044		3,200	2,891

American Funds Multi-Sector Income Fund	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Kenya (Republic of) 6.875% 6/24/2024[1]	USD	200	$191
Kenya (Republic of) 7.25% 2/28/2028		13,400	11,658
Kenya (Republic of) 7.25% 2/28/2028[1]		2,600	2,262
Kenya (Republic of) 8.00% 5/22/2032		2,000	1,695
Kenya (Republic of) 6.30% 1/23/2034[1]		2,700	2,046
Kenya (Republic of) 6.30% 1/23/2034		2,000	1,516
Kenya (Republic of) 8.25% 2/28/2048		1,200	922
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028		9,000	8,926
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[1]		1,070	1,069
Mongolia (State of) 3.50% 7/7/2027		472	395
Mongolia (State of) 8.65% 1/19/2028[1]		590	595
Mongolia (State of) 4.45% 7/7/2031		3,290	2,558
Morocco (Kingdom of) 5.95% 3/8/2028[1]		4,790	4,843
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[4]		19,760	15,064
Nigeria (Republic of) 8.25% 9/28/2051[1]		15,000	11,238
Oman (Sultanate of) 5.375% 3/8/2027		16,650	16,365
Oman (Sultanate of) 6.75% 10/28/2027		7,350	7,606
Oman (Sultanate of) 5.625% 1/17/2028		11,100	11,000
Oman (Sultanate of) 6.75% 1/17/2048		5,050	4,864
Oman (Sultanate of) 7.00% 1/25/2051		13,260	13,161
Oman (Sultanate of) 7.00% 1/25/2051[1]		10,000	9,925
Pakistan (Islamic Republic of) 6.875% 12/5/2027		1,650	792
Panama (Republic of) 7.125% 1/29/2026		200	209
Panama (Republic of) 3.16% 1/23/2030		400	351
Panama (Republic of) 2.252% 9/29/2032		7,300	5,597
Panama (Republic of) 4.50% 4/16/2050		15,000	11,662
Panama (Republic of) 4.30% 4/29/2053		2,800	2,091
Panama (Republic of) 6.853% 3/28/2054		9,000	9,385
Panama (Republic of) 4.50% 4/1/2056		2,000	1,507
Panama (Republic of) 3.87% 7/23/2060		12,550	8,350
Panama (Republic of) 4.50% 1/19/2063		14,545	10,678
Paraguay (Republic of) 4.70% 3/27/2027[1]		400	390
Paraguay (Republic of) 4.95% 4/28/2031		16,350	15,747
Peru (Republic of) 4.125% 8/25/2027		300	292
Peru (Republic of) 2.783% 1/23/2031		1,200	1,029
Peru (Republic of) 3.00% 1/15/2034		17,390	14,490
Peru (Republic of) 6.55% 3/14/2037		9,500	10,681
Peru (Republic of) 3.55% 3/10/2051		1,200	903
Peru (Republic of) 2.78% 12/1/2060		4,949	3,039
Peru (Republic of) 3.23% 7/28/2121		1,400	851
PETRONAS Capital, Ltd. 3.50% 4/21/2030		9,700	8,958
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]		1,300	1,201
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]		800	736
Philippines (Republic of) 3.00% 2/1/2028		8,300	7,748
Philippines (Republic of) 1.648% 6/10/2031		1,200	948
Philippines (Republic of) 3.95% 1/20/2040		9,200	7,925
Philippines (Republic of) 3.70% 2/2/2042		2,500	2,053
Philippines (Republic of) 2.95% 5/5/2045		12,600	8,995
Philippines (Republic of) 3.20% 7/6/2046		4,800	3,553
Philippines (Republic of) 4.20% 3/29/2047		4,000	3,451
Poland (Republic of) 4.875% 10/4/2033		4,605	4,529
Qatar (State of) 3.75% 4/16/2030[1]		23,100	22,260
Qatar (State of) 4.625% 6/2/2046		1,500	1,430
Qatar (State of) 5.103% 4/23/2048		1,600	1,597
Qatar (State of) 4.40% 4/16/2050[1]		24,300	22,157
Republika Srpska 4.75% 4/27/2026	EUR	835	846
Romania 2.00% 1/28/2032		7,500	6,029
Romania 2.00% 1/28/2032		3,300	2,653
Romania 2.00% 4/14/2033		2,720	2,102
Romania 3.50% 4/3/2034		30	26
Romania 5.125% 6/15/2048	USD	2,900	2,482
Romania 5.125% 6/15/2048[1]		300	257
Russian Federation 4.75% 5/27/2026[5]		1,600	768
Russian Federation 4.375% 3/21/2029[5]		1,000	420
Russian Federation 5.10% 3/28/2035[5]		6,400	2,688
Russian Federation 5.25% 6/23/2047[5,8]		1,800	108
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[1]		4,790	4,755

30	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Senegal (Republic of) 4.75% 3/13/2028	EUR	4,500	$4,241
Senegal (Republic of) 4.75% 3/13/2028		1,500	1,414
Senegal (Republic of) 6.75% 3/13/2048	USD	18,000	12,943
South Africa (Republic of) 4.875% 4/14/2026		8,200	7,871
South Africa (Republic of) 4.30% 10/12/2028		25,300	22,409
South Africa (Republic of) 5.875% 6/22/2030		500	457
South Africa (Republic of) 5.875% 4/20/2032		17,000	15,095
South Africa (Republic of) 5.00% 10/12/2046		7,500	5,010
South Africa (Republic of) 6.30% 6/22/2048		12,200	9,387
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[5]		3,798	1,732
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[5]		2,300	1,097
Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[5]		7,600	3,622
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[5]		1,780	820
Sri Lanka (Democratic Socialist Republic of) 7.85% 3/14/2029[5]		3,271	1,506
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[5]		14,029	6,459
Tunisia (Republic of) 5.75% 1/30/2025		17,990	12,036
Turkey (Republic of) 6.375% 10/14/2025		5,700	5,454
Turkey (Republic of) 5.125% 6/22/2026[1]		4,000	3,684
Turkey (Republic of) 7.625% 4/26/2029		2,450	2,319
Turkey (Republic of) 5.875% 6/26/2031		21,050	17,590
Turkey (Republic of) 6.50% 9/20/2033		2,000	1,705
Turkey (Republic of) 6.00% 1/14/2041		200	148
Ukraine 8.994% 2/1/2026[5]		6,377	1,617
Ukraine 7.75% 9/1/2028[5]		4,500	1,090
Ukraine 7.75% 9/1/2029[5]		200	48
Ukraine 9.75% 11/1/2030[5]		200	50
Ukraine 6.876% 5/21/2031[1,5]		4,800	1,109
Ukraine 7.375% 9/25/2034[5]		4,500	1,052
United Mexican States 3.75% 1/11/2028		200	191
United Mexican States 4.50% 4/22/2029		18,100	17,597
United Mexican States 2.659% 5/24/2031		649	541
United Mexican States 4.875% 5/19/2033		17,638	16,863
United Mexican States 6.05% 1/11/2040		13,600	13,808
United Mexican States 4.75% 3/8/2044		200	172
United Mexican States 5.00% 4/27/2051		1,200	1,043
United Mexican States 6.338% 5/4/2053		2,495	2,548
United Mexican States 3.75% 4/19/2071		4,770	3,194
			943,496

Asset-backed obligations 6.76%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,10]		1,593	1,585
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[1,10]		2,597	2,527
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[1,3,10]		2,309	2,293
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[1,3,10]		452	445
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[1,10]		12	12
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,10]		33	33
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,10]		100	96
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,10]		3,406	3,345
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12% 3/13/2028[1,10]		2,000	1,936
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]		2,000	1,874
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,10]		7,009	6,860
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]		1,663	1,620
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]		14,180	14,038
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]		10,000	8,850

American Funds Multi-Sector Income Fund	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	USD	100	$92
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[1,10]		6,550	6,100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,10]		5,911	5,915
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,10]		14,733	14,920
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]		1,062	926
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]		551	477
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]		8,000	6,770
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,10]		3,841	3,786
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,10]		9,363	9,312
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,10]		9,167	9,080
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,10]		5,116	5,055
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,10]		6,230	6,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,10]		11,000	10,953
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[1,3,10]		1,201	1,191
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,10]		78	77
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]		300	283
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]		300	280
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,10]		457	427
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]		4,733	4,166
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]		1,420	1,134
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,10]		374	358
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,10]		2,370	2,274
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class B, 2.70% 2/20/2035[1,10]		5,000	4,474
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]		2,130	1,838
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]		718	594
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]		480	460
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]		2,476	2,063
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]		451	410
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[1,3,10]		1,184	1,175
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,10]		3,710	3,333
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]		312	261
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]		94	82
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]		26,020	25,393
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[1,10]		3,000	2,880
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 6.961% 4/23/2029[1,3,10]		1,750	1,742
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]		201	176
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]		260	227
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,10]		44	44
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[1,10]		28	28
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 3/15/2027[1,10]		1,753	1,724

32	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 3/15/2027[1,10]	USD	2,000	$1,895
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]		6,000	5,775
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,10]		3,770	3,693
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]		3,377	3,355
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 7/15/2030[1,10]		2,000	1,881
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 9/16/2030[1,10]		3,000	2,769
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]		6,000	5,776
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]		8,000	7,707
Credit Acceptance Auto Loan Trust, Series 2023-1, Class B, 7.02% 5/16/2033[1,10]		7,000	7,073
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]		10,000	10,054
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[10]		3,340	3,301
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[10]		200	196
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,10]		850	837
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,10]		90	88
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]		100	93
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,10]		616	596
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]		277	258
DriveTime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 5/17/2027[1,10]		2,000	1,908
DriveTime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 5/17/2027[1,10]		2,000	1,804
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A2R, (3-month USD-LIBOR + 1.27%) 6.530% 4/15/2028[1,3,10]		2,000	1,981
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class BR, (3-month USD-LIBOR + 1.47%) 6.73% 4/15/2028[1,3,10]		2,000	1,958
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class CR, (3-month USD-LIBOR + 2.05%) 7.31% 4/15/2028[1,3,10]		2,000	1,963
Dryden Senior Loan Fund, CLO, Series 2013-28A, Class A2LR, (3-month USD-LIBOR + 1.65%) 6.971% 8/15/2030[1,3,10]		3,000	2,955
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]		132	115
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,10]		93	92
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,10]		3,595	3,520
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]		106	101
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[10]		9,678	9,459
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[10]		5,907	5,800
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,10]		9,863	10,488
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,10]		4,243	4,207
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,10]		3,258	3,273
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,10]		300	295
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]		300	278
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,10]		11,674	11,478
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.775% 4/23/2036[1,3,10]		13,282	13,355
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[1,10]		1,140	1,128
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]		107	95
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]		2,437	2,017
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]		1,535	1,309
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]		308	285
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]		347	310
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]		637	540
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 6.50% 4/25/2035[1,3,10]		562	552
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 7.811% 7/20/2036[1,3,10]		12,270	12,270
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,8,10]		7,110	7,110
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,10]		1,220	1,142
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,10]		2,336	2,173
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,10]		1,776	1,637
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,10]		3,492	3,199
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,10]		5,500	5,423
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,10]		1,317	1,152
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]		826	714
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,10]		4,025	3,459
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,10]		5,777	5,748
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.648% 7/20/2031[1,3,10]		16,000	16,020
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]		751	711
LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.35% 4/15/2027[1,10]		3,000	2,780
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]		3,556	3,538

American Funds Multi-Sector Income Fund	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,10]	USD	4,463	$4,451
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,10]		958	942
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[1,3,10]		1,944	1,928
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[1,3,10]		1,055	1,049
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,10]		11,934	11,785
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,10]		500	489
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,10]		9,600	9,377
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[8,9,10]		20,015	19,959
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[8,9,10]		3,200	3,191
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[8,9,10]		11,980	12,107
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[8,9,10]		10,745	10,873
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[8,9,10]		3,500	3,556
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,10]		5,122	5,080
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,10]		17,200	17,082
Mission Lane Credit Card Master Trust, Series 2023-A, Class E, 15.73% 7/17/2028[1,10]		6,240	6,193
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,10]		2,794	2,335
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]		3,659	3,192
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]		832	678
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,10]		2,536	2,254
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,10]		2,365	2,100
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,10]		1,974	1,756
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,10]		1,328	1,087
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]		1,889	1,535
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]		4,653	3,971
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[1,3,10]		601	594
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,10]		2,475	2,365
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,10]		1,167	1,097
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,10]		1,150	1,035
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,10]		1,150	1,015
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,10]		2,219	2,115
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,10]		1,727	1,566
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,10]		2,958	2,647
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]		2,525	2,299
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]		1,000	889
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,10]		8,500	7,906
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 6.50% 4/20/2029[1,3,10]		500	493
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 7.05% 4/20/2029[1,3,10]		890	873
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 6.179% 5/20/2029[1,3,10]		286	283
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 6.629% 5/20/2029[1,3,10]		1,000	989
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 6.779% 5/20/2029[1,3,10]		500	493
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[1,3,10]		4,278	4,183
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 7.636% 1/15/2031[1,3,10]		15,000	14,999
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 9.862% 7/20/2031[1,3,10]		9,728	9,764
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,10]		4,546	4,407
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,10]		3,594	3,485
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[1,3,10]		14,933	14,946
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,10]		5,191	5,112

34	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[1,3,10]	USD	1,217	$1,206
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]		14,361	14,051
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]		13,829	13,141
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 7.05% 10/20/2031[1,3,10]		1,260	1,228
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[1,10]		120	119
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]		2,589	2,539
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[10]		1,093	1,071
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[10]		1,474	1,377
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]		1,100	1,096
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]		8,222	7,968
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]		3,981	4,058
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 6.842% 4/13/2031[1,3,10]		2,275	2,223
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]		317	271
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]		11,071	10,084
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]		8,833	8,046
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,10]		7,053	6,928
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]		2,083	1,894
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]		13,111	12,214
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,10]		21,000	20,493
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]		12,789	12,607
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]		2,660	2,317
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 6.34% 4/15/2030[1,3,10]		777	771
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]		1,606	1,440
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]		1,592	1,289
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]		1,294	1,172
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]		1,212	1,025
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 7.398% 7/20/2030[1,3,10]		11,140	11,154
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.098% 10/20/2031[1,3,10]		23,000	23,072
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]		2,889	2,632
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,10]		2,418	2,126
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,10]		2,483	2,318
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]		357	314
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[1,10]		300	250
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[1,10]		827	692
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]		1,090	961
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]		1,783	1,458
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]		337	294
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]		2,940	2,422
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,10]		7,813	7,598
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]		17,928	17,925
			800,187

Municipals 0.38%
California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034		65	53
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036		1,490	1,219
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		2,235	1,702
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		35	29
			3,003

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043		75	61

American Funds Multi-Sector Income Fund	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois 0.03%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034	USD	150	$155
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		4,020	3,526
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		90	88
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		1,810	352
			4,121

Kansas 0.01%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025		1,590	1,524

Ohio 0.05%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		6,325	5,425
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 12/1/2023		310	305
			5,730

Puerto Rico 0.13%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023		490	490
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025		977	1,002
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027		968	1,021
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029		953	1,022
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031		925	1,012
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		877	835
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035		789	735
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		677	609
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		920	802
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046		957	812
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024		293	281
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033		1,129	692
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043		4,143	2,092
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		14,745	4,161
			15,566

Texas 0.11%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]		12,500	12,519

Washington 0.02%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]		2,000	2,064

Total municipals			44,588

U.S. Treasury bonds & notes 0.26%
U.S. Treasury 0.26%
U.S. Treasury 4.25% 5/31/2025		791	781
U.S. Treasury 3.625% 3/31/2028		15	14
U.S. Treasury 3.625% 5/31/2028		767	750
U.S. Treasury 4.125% 11/15/2032[11]		2	2
U.S. Treasury 3.375% 5/15/2033		7,620	7,360
U.S. Treasury 4.25% 5/15/2039		1,333	1,394
U.S. Treasury 3.875% 5/15/2043		2,473	2,420
U.S. Treasury 4.00% 11/15/2052		2,477	2,541
U.S. Treasury 3.625% 2/15/2053[11]		16,732	16,041
			31,303

Total bonds, notes & other debt instruments (cost: $10,909,341,000)			10,501,396

36	American Funds Multi-Sector Income Fund

Convertible bonds & notes 0.00%	Principal amount (000)		Value (000)
Communication services 0.00%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD	1,078	$552

Energy 0.00%
Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,6,8]		3	3

Total convertible bonds & notes (cost: $538,000)			555

Common stocks 0.27%		Shares
Utilities 0.14%
Talen Energy Corp.[12]		318,767	15,986

Energy 0.13%
FORESEA Holding SA, Class C, nonvoting shares[8,12]		322,019	7,406
FORESEA Holding SA, Class B8,12		35,779	823
Chesapeake Energy Corp.		75,595	6,326
Denbury, Inc.[12]		15,118	1,304
California Resources Corp.		633	29
Mesquite Energy, Inc.[8,12]		126	1
			15,889

Real estate 0.00%
WeWork, Inc., Class A12		2,320,650	593

Consumer discretionary 0.00%
NMG Parent, LLC[8,12]		309	37
MYT Holding Co., Class B8,12		8,984	9
			46

Total common stocks (cost: $26,560,000)			32,514

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,8,12]		5	4

Total preferred securities (cost: $5,000)			4

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[8,12]		374	5

Total rights & warrants (cost: $3,000)			5

Short-term securities 7.57%
Money market investments 7.57%
Capital Group Central Cash Fund 5.15%[13,14]		8,954,764	895,566

Total short-term securities (cost: $895,474,000)			895,566
Total investment securities 96.55% (cost: $11,831,921,000)			11,430,040
Other assets less liabilities 3.45%			408,059

Net assets 100.00%			$11,838,099

American Funds Multi-Sector Income Fund	37

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
3 Month SOFR Futures	Long	3,288	December 2023	USD 777,612	$(39,383)
3 Month SOFR Futures	Short	3,597	March 2024	(851,050)	41,663
2 Year U.S. Treasury Note Futures	Long	12,372	September 2023	2,515,769	(24,140)
5 Year U.S. Treasury Note Futures	Long	5,433	September 2023	581,841	(2,754)
10 Year Euro-Bund Futures	Short	34	September 2023	(4,962)	66
10 Year U.S. Treasury Note Futures	Long	320	September 2023	35,925	(618)
10 Year Ultra U.S. Treasury Note Futures	Short	7,060	September 2023	(836,169)	8,784
20 Year U.S. Treasury Bond Futures	Long	2,526	September 2023	320,565	(371)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,558	September 2023	(212,229)	(2,402)
					$(19,155)

Forward currency contracts

Contract amount						Unrealized appreciation
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	20,690	EUR	18,853	Morgan Stanley	7/24/2023	$91

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD 811,966	$(12,134)	$(9,239)	$(2,895)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[15]	Value at 6/30/2023 (000)	[16]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD168,320		$4,660		$1,232	$3,428

Investments in affiliates14

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 7.57%
Money market investments 7.57%
Capital Group Central Cash Fund 5.15%[13]	$480,995	$2,371,446	$1,956,998	$129	$(6)	$895,566	$7,370

38	American Funds Multi-Sector Income Fund

Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[8,10]	12/6/2022	$20,013	$19,959	.17%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[8,10]	12/6/2022 - 6/23/2023	11,958	12,107	.10
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[8,10]	12/6/2022	10,745	10,873	.09
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[8,10]	12/6/2022	3,500	3,556	.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[8,10]	12/6/2022	3,200	3,191	.03
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,8]	6/23/2023	10,231	10,229	.09
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	525	458	.00 [17]
Total		$60,172	$60,373	.51%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,127,447,000, which represented 43.31% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $142,698,000, which represented 1.21% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Amount less than one thousand.
[8]	Value determined using significant unobservable inputs.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $60,373,000, which represented .51% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,260,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2023.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[17]	Amount less than .01%.

Key to abbreviations

AMT = Alternative Minimum Tax

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	39

Financial statements

Statement of assets and liabilities at June 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,936,447)	$10,534,474
Affiliated issuers (cost: $895,474)	895,566	$11,430,040
Cash		5,979
Cash collateral pledged for futures contracts		23,739
Cash collateral pledged for swap contracts		6,187
Cash denominated in currencies other than U.S. dollars (cost: $59)		59
Unrealized appreciation on open forward currency contracts		91
Receivables for:
Sales of investments	45,912
Sales of fund’s shares	465,019
Dividends and interest	135,200
Variation margin on futures contracts	2,144
Variation margin on centrally cleared swap contracts	1,172
Other	1	649,448
		12,115,543
Liabilities:
Unrealized depreciation on unfunded commitments		—	*
Payables for:
Purchases of investments	259,017
Repurchases of fund’s shares	9,304
Dividends on fund’s shares	70
Investment advisory services	2,717
Services provided by related parties	517
Trustees’ deferred compensation	10
Variation margin on futures contracts	4,715
Variation margin on centrally cleared swap contracts	1,035
Other	59	277,444
Net assets at June 30, 2023		$11,838,099

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,466,417
Total accumulated loss		(628,318)
Net assets at June 30, 2023		$11,838,099

*	Amount less than one thousand.

Refer to the notes to financial statements.

40	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statement of assets and liabilities at June 30, 2023 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,311,059 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$601,302	66,594	$9.03
Class C	21,518	2,383	9.03
Class T	23	3	9.03
Class F-1	16,743	1,854	9.03
Class F-2	2,131,845	236,099	9.03
Class F-3	582,844	64,549	9.03
Class 529-A	12,585	1,394	9.03
Class 529-C	867	96	9.03
Class 529-E	309	34	9.03
Class 529-T	27	3	9.03
Class 529-F-1	27	3	9.03
Class 529-F-2	4,449	493	9.03
Class 529-F-3	10	1	9.03
Class R-1	86	9	9.03
Class R-2	1,018	113	9.03
Class R-2E	23	3	9.03
Class R-3	1,487	165	9.03
Class R-4	1,230	136	9.03
Class R-5E	452	50	9.03
Class R-5	242	27	9.03
Class R-6	8,461,012	937,050	9.03

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	41

Financial statements (continued)

Statement of operations for the six months ended June 30, 2023	unaudited (dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $32)	$300,930
Dividends (includes $7,370 from affiliates)	7,558	$308,488
Fees and expenses*:
Investment advisory services	15,946
Distribution services	1,086
Transfer agent services	1,181
Administrative services	1,441
529 plan services	5
Reports to shareholders	95
Registration statement and prospectus	942
Trustees’ compensation	13
Auditing and legal	8
Custodian	57
Other	17	20,791
Net investment income		287,697

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(104,622)
Affiliated issuers	129
Futures contracts	(6,892)
Forward currency contracts	(544)
Swap contracts	1,218
Currency transactions	(69)	(110,780)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	216,234
Affiliated issuers	(6)
Futures contracts	(22,925)
Forward currency contracts	306
Swap contracts	4,813
Currency translations	79	198,501
Net realized loss and unrealized appreciation		87,721

Net increase in net assets resulting from operations		$375,418

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

42	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income	$287,697	$294,196
Net realized loss	(110,780)	(100,550)
Net unrealized appreciation (depreciation)	198,501	(616,614)
Net increase (decrease) in net assets resulting from operations	375,418	(422,968)

Distributions paid or accrued to shareholders	(293,529)	(291,851)

Net capital share transactions	2,587,099	6,588,114

Total increase in net assets	2,668,988	5,873,295

Net assets:
Beginning of period	9,169,111	3,295,816
End of period	$11,838,099	$9,169,111

*	Unaudited.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	43

Notes to financial statements	unaudited

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

44	American Funds Multi-Sector Income Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

American Funds Multi-Sector Income Fund	45

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$7,529,557	$10,229	$7,539,786
Mortgage-backed obligations	—	1,114,701	27,335	1,142,036
Bonds & notes of governments & government agencies outside the U.S.	—	943,388	108	943,496
Asset-backed obligations	—	743,391	56,796	800,187
Municipals	—	44,588	—	44,588
U.S. Treasury bonds & notes	—	31,303	—	31,303
Convertible bonds & notes	—	552	3	555
Common stocks	24,238	—	8,276	32,514
Preferred securities	—	—	4	4
Rights & warrants	—	—	5	5
Short-term securities	895,566	—	—	895,566
Total	$919,804	$10,407,480	$102,756	$11,430,040

46	American Funds Multi-Sector Income Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$50,513	$—	$—	$50,513
Unrealized appreciation on open forward currency contracts	—	91	—	91
Unrealized appreciation on centrally cleared credit default swaps	—	3,428	—	3,428
Liabilities:
Unrealized depreciation on futures contracts	(69,668)	—	—	(69,668)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,895)	—	(2,895)
Total	$(19,155)	$624	$—	$(18,531)

*	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Multi-Sector Income Fund	47

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

48	American Funds Multi-Sector Income Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2023, the fund’s maximum exposure of unfunded bond commitments was $464,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized depreciation of less than $1,000 is disclosed as unrealized depreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

American Funds Multi-Sector Income Fund	49

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,580,837,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $13,161,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

50	American Funds Multi-Sector Income Fund

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $572,489,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts and credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$50,513	Unrealized depreciation*	$69,668
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	91	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	3,428	Unrealized depreciation*	2,895
			$54,032		$72,563

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(6,892)	Net unrealized depreciation on futures contracts	$(22,925)
Forward currency	Currency	Net realized loss on forward currency contracts	(544)	Net unrealized appreciation on forward currency contracts	306
Swap	Credit	Net realized gain on swap contracts	1,218	Net unrealized appreciation on swap contracts	4,813
			$(6,218)		$(17,806)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Multi-Sector Income Fund	51

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Morgan Stanley	$91	$—	$—	$—	$91

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,312
Late year ordinary loss deferral[1]	(967)
Capital loss carryforward[2]	(89,939)

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$142,438
Gross unrealized depreciation on investments	(564,130)
Net unrealized depreciation on investments	(421,692)
Cost of investments	11,841,208

52	American Funds Multi-Sector Income Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2023		Year ended December 31, 2022
Class A	$18,005		$27,340
Class C	519		638
Class T	1		1
Class F-1	472		627
Class F-2	49,444		50,742
Class F-3	14,614		17,905
Class 529-A	324		429
Class 529-C	19		22
Class 529-E	6		8
Class 529-T	1		1
Class 529-F-1	1		1
Class 529-F-2	111		155
Class 529-F-3	—	[3]	1
Class R-1	2		3
Class R-2	24		40
Class R-2E	1		1
Class R-3	40		45
Class R-4	29		65
Class R-5E	11		16
Class R-5	7		11
Class R-6	209,898		193,800
Total	$293,529		$291,851

[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. For the six months ended June 30, 2023, the investment advisory services fees were $15,946,000, which were equivalent to an annualized rate of 0.332% of average daily net assets.

American Funds Multi-Sector Income Fund	53

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2023, unreimbursed expenses subject to reimbursement totaled $364,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2023, the 529 plan services fees were $5,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

54	American Funds Multi-Sector Income Fund

For the six months ended June 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$937		$266		$94		Not applicable
Class C	102		8		3		Not applicable
Class T	—		—		—	*	Not applicable
Class F-1	20		9		3		Not applicable
Class F-2	Not applicable		880		245		Not applicable
Class F-3	Not applicable		—	*	71		Not applicable
Class 529-A	13		4		2		$4
Class 529-C	4		—	*	—	*	—	*
Class 529-E	1		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		—	*	1		1
Class 529-F-3	Not applicable		—		—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	4		2		—	*	Not applicable
Class R-2E	—		—	*	—	*	Not applicable
Class R-3	4		1		—	*	Not applicable
Class R-4	1		1		—	*	Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		10		1,022		Not applicable
Total class-specific expenses	$1,086		$1,181		$1,441		$5

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

American Funds Multi-Sector Income Fund	55

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2023

Class A	$105,202	11,613	$17,728		1,957		$(145,873)	(16,139)	$(22,943)		(2,569)
Class C	9,448	1,042	513		57		(5,260)	(581)	4,701		518
Class T	—	—	—		—		—	—	—		—
Class F-1	2,892	318	470		52		(2,099)	(232)	1,263		138
Class F-2	734,538	81,321	48,598		5,364		(191,197)	(21,109)	591,939		65,576
Class F-3	163,379	18,079	14,225		1,570		(41,374)	(4,567)	136,230		15,082
Class 529-A	3,076	339	323		36		(1,006)	(111)	2,393		264
Class 529-C	280	31	19		2		(114)	(13)	185		20
Class 529-E	114	13	6		1		(14)	(2)	106		12
Class 529-T	—	—	1		—	†	—	—	1		—	†
Class 529-F-1	—	—	1		—	†	—	—	1		—	†
Class 529-F-2	1,254	139	111		12		(298)	(32)	1,067		119
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Class R-1	47	5	2		—	†	(41)	(5)	8		—	†
Class R-2	277	31	24		3		(116)	(13)	185		21
Class R-2E	—	—	—		—		—	—	—		—
Class R-3	695	76	39		4		(311)	(34)	423		46
Class R-4	200	22	29		3		(213)	(23)	16		2
Class R-5E	313	34	10		1		(157)	(17)	166		18
Class R-5	35	4	6		1		—	—	41		5
Class R-6	1,738,138	192,297	209,859		23,164		(76,680)	(8,496)	1,871,317		206,965
Total net increase (decrease)	$2,759,888	305,364	$291,964		32,227		$(464,753)	(51,374)	$2,587,099		286,217

Refer to the end of the table for footnotes.

56	American Funds Multi-Sector Income Fund

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$190,654		19,943		$27,002		2,904		$(165,549)	(17,663)	$52,107	5,184
Class C	8,311		862		628		68		(12,464)	(1,277)	(3,525)	(347)
Class T	—		—		—		—		—	—	—	—
Class F-1	7,410		777		619		67		(4,650)	(495)	3,379	349
Class F-2	1,193,478		127,991		49,976		5,447		(360,662)	(38,557)	882,792	94,881
Class F-3	282,039		29,670		17,321		1,877		(93,594)	(10,048)	205,766	21,499
Class 529-A	3,753		389		428		46		(2,016)	(212)	2,165	223
Class 529-C	275		29		22		2		(166)	(17)	131	14
Class 529-E	51		5		8		1		(53)	(6)	6	—	†
Class 529-T	—		—		1		—	†	—	—	1	—	†
Class 529-F-1	—		—		1		—	†	—	—	1	—	†
Class 529-F-2	1,382		142		154		16		(698)	(76)	838	82
Class 529-F-3	—		—		—	†	—	†	—	—	— †	—	†
Class R-1	14		2		2		—	†	(2)	— †	14	2
Class R-2	298		32		39		4		(704)	(74)	(367)	(38)
Class R-2E	—	†	—	†	—	†	—	†	(7)	— †	(7)	—	†
Class R-3	887		91		44		5		(874)	(92)	57	4
Class R-4	807		82		65		7		(1,458)	(152)	(586)	(63)
Class R-5E	162		17		15		2		(301)	(33)	(124)	(14)
Class R-5	225		24		10		1		(344)	(37)	(109)	(12)
Class R-6	5,360,397		583,828		193,558		21,364		(108,380)	(12,206)	5,445,575	592,986
Total net increase (decrease)	$7,050,143		763,884		$289,893		31,811		$(751,922)	(80,945)	$6,588,114	714,750

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,016,203,000 and $2,016,199,000, respectively, during the six months ended June 30, 2023.

11. Ownership concentration

At June 30, 2023, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds Target Date Fund 2030, held aggregate ownership of 10% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Target Date Fund 2030.

American Funds Multi-Sector Income Fund	57

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2023[5,6]	$8.95	$.25	$.09	$.34	$(.26)	$—	$(.26)	$9.03	3.81%[7]		$601		.77%[8]		.77%[8]		5.64%[8]
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40)	— [9]	(.40)	8.95	(12.05)		619		.79		.78		4.44
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.38		680		.84		.83		3.34
12/31/2020	10.32	.41	.68	1.09	(.43)	(.17)	(.60)	10.81	11.07		356		1.09		.85		3.96
12/31/2019[5,10]	10.00	.37	.40	.77	(.35)	(.10)	(.45)	10.32	7.76	[7,11]	52		.60	[8,11]	.53	[8,11]	4.61	[8,11]
Class C:
6/30/2023[5,6]	8.95	.22	.09	.31	(.23)	—	(.23)	9.03	3.46	[7]	22		1.47	[8]	1.47	[8]	4.95	[8]
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34)	— [9]	(.34)	8.95	(12.67)		17		1.49		1.49		3.70
12/31/2021	10.81	.28	(.10)	.18	(.29)	(.07)	(.36)	10.63	1.67		24		1.54		1.53		2.63
12/31/2020[5,12]	9.67	.22	1.20	1.42	(.24)	(.04)	(.28)	10.81	14.78	[7]	10		1.67	[8]	1.55	[8]	3.12	[8]
Class T:
6/30/2023[5,6]	8.95	.27	.09	.36	(.28)	—	(.28)	9.03	4.01	[7,11]	—	[13]	.39	[8,11]	.39	[8,11]	6.03	[8,11]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [9]	(.43)	8.95	(11.79)[11]		—	[13]	.48	[11]	.48	[11]	4.74	[11]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.63	[11]	—	[13]	.59	[11]	.59	[11]	3.61	[11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7,11]	—	[13]	.94	[8,11]	.62	[8,11]	4.22	[8,11]
Class F-1:
6/30/2023[5,6]	8.95	.25	.09	.34	(.26)	—	(.26)	9.03	3.82	[7]	17		.75	[8]	.75	[8]	5.67	[8]
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40)	— [9]	(.40)	8.95	(12.06)		15		.79		.79		4.45
12/31/2021	10.81	.36	(.11)	.25	(.36)	(.07)	(.43)	10.63	2.37		15		.85		.85		3.33
12/31/2020[5,12]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.26	[7]	7		1.09	[8]	.88	[8]	3.84	[8]
Class F-2:
6/30/2023[5,6]	8.95	.27	.08	.35	(.27)	—	(.27)	9.03	3.96	[7]	2,132		.49	[8]	.49	[8]	5.93	[8]
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43)	— [9]	(.43)	8.95	(11.81)		1,526		.50		.50		4.90
12/31/2021	10.81	.38	(.10)	.28	(.39)	(.07)	(.46)	10.63	2.66		804		.56		.56		3.55
12/31/2020	10.32	.44	.67	1.11	(.45)	(.17)	(.62)	10.81	11.26		119		.78		.59		4.13
12/31/2019[5,10]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.75	[7,11]	—	[13]	.62	[8,11]	.54	[8,11]	4.59	[8,11]
Class F-3:
6/30/2023[5,6]	8.95	.27	.09	.36	(.28)	—	(.28)	9.03	4.01	[7]	583		.39	[8]	.39	[8]	6.04	[8]
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44)	— [9]	(.44)	8.95	(11.72)		443		.41		.40		4.92
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.73		297		.49		.48		3.64
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		55		.73		.53		4.18
12/31/2019[5,10]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,11]	—	[13]	.64	[8,11]	.57	[8,11]	4.57	[8,11]
Class 529-A:
6/30/2023[5,6]	8.95	.25	.09	.34	(.26)	—	(.26)	9.03	3.82	[7]	13		.76	[8]	.76	[8]	5.67	[8]
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41)	— [9]	(.41)	8.95	(12.03)		10		.76		.75		4.50
12/31/2021	10.81	.36	(.10)	.26	(.37)	(.07)	(.44)	10.63	2.43		10		.81		.80		3.35
12/31/2020[5,12]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.23	[7]	3		1.05	[8]	.92	[8]	3.78	[8]

Refer to the end of the table for footnotes.

58	American Funds Multi-Sector Income Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2023[5,6]	$8.95	$.22	$.09	$.31	$(.23)	$—	$(.23)	$9.03	3.45%[7]		$1		1.48%[8]		1.48%[8]		4.94%[8]
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34)	— [9]	(.34)	8.95	(12.68)		1		1.49		1.49		3.75
12/31/2021	10.81	.28	(.11)	.17	(.28)	(.07)	(.35)	10.63	1.65		1		1.54		1.54		2.61
12/31/2020[5,12]	9.67	.24	1.20	1.44	(.26)	(.04)	(.30)	10.81	14.97	[7,11]	—	[13]	1.58	[8,11]	1.39	[8,11]	3.36	[8,11]
Class 529-E:
6/30/2023[5,6]	8.95	.25	.08	.33	(.25)	—	(.25)	9.03	3.74	[7]	—	[13]	.91	[8]	.91	[8]	5.51	[8]
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39)	— [9]	(.39)	8.95	(12.18)[11]		—	[13]	.93	[11]	.92	[11]	4.29	[11]
12/31/2021	10.81	.34	(.10)	.24	(.35)	(.07)	(.42)	10.63	2.25	[11]	—	[13]	.98	[11]	.97	[11]	3.18	[11]
12/31/2020[5,12]	9.67	.28	1.19	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7,11]	—	[13]	.99	[8,11]	.75	[8,11]	4.03	[8,11]
Class 529-T:
6/30/2023[5,6]	8.95	.27	.08	.35	(.27)	—	(.27)	9.03	3.98	[7,11]	—	[13]	.44	[8,11]	.44	[8,11]	5.98	[8,11]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43)	— [9]	(.43)	8.95	(11.82)[11]		—	[13]	.53	[11]	.52	[11]	4.71	[11]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[11]	—	[13]	.65	[11]	.65	[11]	3.55	[11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.40	[7,11]	—	[13]	1.00	[8,11]	.68	[8,11]	4.15	[8,11]
Class 529-F-1:
6/30/2023[5,6]	8.95	.26	.09	.35	(.27)	—	(.27)	9.03	3.92	[7,11]	—	[13]	.55	[8,11]	.55	[8,11]	5.86	[8,11]
12/31/2022	10.63	.44	(1.70)	(1.26)	(.42)	— [9]	(.42)	8.95	(11.88)[11]		—	[13]	.60	[11]	.59	[11]	4.64	[11]
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.57	[11]	—	[13]	.66	[11]	.65	[11]	3.54	[11]
12/31/2020[5,12]	9.67	.30	1.18	1.48	(.30)	(.04)	(.34)	10.81	15.43	[7,11]	—	[13]	.82	[8,11]	.59	[8,11]	4.29	[8,11]
Class 529-F-2:
6/30/2023[5,6]	8.95	.27	.08	.35	(.27)	—	(.27)	9.03	3.98	[7]	4		.45	[8]	.45	[8]	5.97	[8]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [9]	(.43)	8.95	(11.81)		3		.51		.50		4.75
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.59		3		.63		.63		3.55
12/31/2020[5,14]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.96	[7]	2		.12	[7]	.11	[7]	.65	[7]
Class 529-F-3:
6/30/2023[5,6]	8.95	.27	.08	.35	(.27)	—	(.27)	9.03	3.97	[7]	—	[13]	.46	[8]	.46	[8]	5.94	[8]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43)	— [9]	(.43)	8.95	(11.79)		—	[13]	.49		.49		4.74
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.67		—	[13]	.59		.57		3.64
12/31/2020[5,14]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.97	[7]	—	[13]	.14	[7]	.10	[7]	.66	[7]
Class R-1:
6/30/2023[5,6]	8.95	.24	.08	.32	(.24)	—	(.24)	9.03	3.60	[7,11]	—	[13]	1.19	[8,11]	1.19	[8,11]	5.29	[8,11]
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37)	— [9]	(.37)	8.95	(12.34)[11]		—	[13]	1.11	[11]	1.11	[11]	4.14	[11]
12/31/2021	10.81	.31	(.10)	.21	(.32)	(.07)	(.39)	10.63	1.97	[11]	—	[13]	1.29	[11]	1.28	[11]	2.90	[11]
12/31/2020[5,12]	9.67	.25	1.20	1.45	(.27)	(.04)	(.31)	10.81	15.12	[7,11]	—	[13]	1.35	[8,11]	1.14	[8,11]	3.62	[8,11]

Refer to the end of the table for footnotes.

American Funds Multi-Sector Income Fund	59

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2023[5,6]	$8.95	$.22	$.09	$.31	$(.23)	$—	$(.23)	$9.03	3.47%[7]		$1		1.44%[8]		1.44%[8]		4.98%[8]
12/31/2022	10.63	.37	(1.70)	(1.33)	(.35)	— [9]	(.35)	8.95	(12.55)		1		1.34		1.34		3.85
12/31/2021	10.81	.30	(.10)	.20	(.31)	(.07)	(.38)	10.63	1.87		1		1.31		1.31		2.82
12/31/2020[5,12]	9.67	.26	1.19	1.45	(.27)	(.04)	(.31)	10.81	15.15	[7,11]	—	[13]	1.30	[8,11]	1.09	[8,11]	3.67	[8,11]
Class R-2E:
6/30/2023[5,6]	8.95	.27	.08	.35	(.27)	—	(.27)	9.03	3.99	[7,11]	—	[13]	.43	[8,11]	.43	[8,11]	5.99	[8,11]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43)	— [9]	(.43)	8.95	(11.79)[11]		—	[13]	.50	[11]	.49	[11]	4.68	[11]
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69	[11]	—	[13]	.54	[11]	.54	[11]	3.66	[11]
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.44	[7,11]	—	[13]	.95	[8,11]	.63	[8,11]	4.21	[8,11]
Class R-3:
6/30/2023[5,6]	8.95	.24	.09	.33	(.25)	—	(.25)	9.03	3.68	[7]	2		1.04	[8]	1.04	[8]	5.38	[8]
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38)	— [9]	(.38)	8.95	(12.30)		1		1.06		1.06		4.14
12/31/2021	10.81	.33	(.10)	.23	(.34)	(.07)	(.41)	10.63	2.15		1		1.07		1.07		3.11
12/31/2020[5,12]	9.67	.26	1.20	1.46	(.28)	(.04)	(.32)	10.81	15.24	[7]	—	[13]	1.11	[8]	.99	[8]	3.73	[8]
Class R-4:
6/30/2023[5,6]	8.95	.26	.08	.34	(.26)	—	(.26)	9.03	3.83	[7]	1		.73	[8]	.73	[8]	5.69	[8]
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41)	— [9]	(.41)	8.95	(12.02)		1		.75		.75		4.34
12/31/2021	10.81	.37	(.11)	.26	(.37)	(.07)	(.44)	10.63	2.44		2		.78		.77		3.44
12/31/2020[5,12]	9.67	.26	1.21	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7]	2		.85	[8]	.78	[8]	3.69	[8]
Class R-5E:
6/30/2023[5,6]	8.95	.26	.09	.35	(.27)	—	(.27)	9.03	3.92	[7]	—	[13]	.56	[8]	.56	[8]	5.86	[8]
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42)	— [9]	(.42)	8.95	(11.88)		—	[13]	.59		.59		4.49
12/31/2021	10.81	.38	(.11)	.27	(.38)	(.07)	(.45)	10.63	2.60		1		.63		.63		3.56
12/31/2020[5,12]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7]	—	[13]	.76	[8]	.59	[8]	4.17	[8]
Class R-5:
6/30/2023[5,6]	8.95	.27	.09	.36	(.28)	—	(.28)	9.03	4.00	[7]	—	[13]	.40	[8]	.40	[8]	6.02	[8]
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44)	— [9]	(.44)	8.95	(11.77)		—	[13]	.48		.48		4.58
12/31/2021	10.81	.39	(.11)	.28	(.39)	(.07)	(.46)	10.63	2.69		—	[13]	.51		.51		3.64
12/31/2020[5,12]	9.67	.30	1.19	1.49	(.31)	(.04)	(.35)	10.81	15.50	[7]	—	[13]	.82	[8]	.53	[8]	4.23	[8]
Class R-6:
6/30/2023[5,6]	8.95	.27	.09	.36	(.28)	—	(.28)	9.03	4.01	[7]	8,461		.39	[8]	.39	[8]	6.04	[8]
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44)	— [9]	(.44)	8.95	(11.72)		6,532		.39		.39		5.21
12/31/2021	10.81	.39	(.10)	.29	(.40)	(.07)	(.47)	10.63	2.74		1,457		.47		.47		3.61
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		1		.69		.52		4.17
12/31/2019[5,10]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,11]	—	[13]	.64	[8,11]	.56	[8,11]	4.57	[8,11]

Refer to the end of the table for footnotes.

60	American Funds Multi-Sector Income Fund

Financial highlights (continued)

	Six months ended June 30, 2023[5,6,7]	Year ended December 31,			For the period ended December 31, 2019[5,10]
		2022	2021	2020
Portfolio turnover rate for all share classes[15]	36%	40%	36%	73%	115%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	This share class began investment operations on May 1, 2020.
[13]	Amount less than $1 million.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	61

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

62	American Funds Multi-Sector Income Fund

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,038.12	$3.89	.77%
Class A – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class C – actual return	1,000.00	1,034.57	7.42	1.47
Class C – assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class T – actual return	1,000.00	1,040.08	1.97	.39
Class T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-1 – actual return	1,000.00	1,038.23	3.79	.75
Class F-1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 – actual return	1,000.00	1,039.55	2.48	.49
Class F-2 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class F-3 – actual return	1,000.00	1,040.08	1.97	.39
Class F-3 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-A – actual return	1,000.00	1,038.20	3.84	.76
Class 529-A – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 529-C – actual return	1,000.00	1,034.48	7.47	1.48
Class 529-C – assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E – actual return	1,000.00	1,037.40	4.60	.91
Class 529-E – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 529-T – actual return	1,000.00	1,039.82	2.23	.44
Class 529-T – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-1 – actual return	1,000.00	1,039.24	2.78	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 529-F-2 – actual return	1,000.00	1,039.76	2.28	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-3 – actual return	1,000.00	1,039.69	2.33	.46
Class 529-F-3 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 – actual return	1,000.00	1,036.04	6.01	1.19
Class R-1 – assumed 5% return	1,000.00	1,018.89	5.96	1.19
Class R-2 – actual return	1,000.00	1,034.68	7.26	1.44
Class R-2 – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2E – actual return	1,000.00	1,039.89	2.17	.43
Class R-2E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-3 – actual return	1,000.00	1,036.76	5.25	1.04
Class R-3 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class R-4 – actual return	1,000.00	1,038.31	3.69	.73
Class R-4 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class R-5E – actual return	1,000.00	1,039.21	2.83	.56
Class R-5E – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-5 – actual return	1,000.00	1,040.01	2.02	.40
Class R-5 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-6 – actual return	1,000.00	1,040.09	1.97	.39
Class R-6 – assumed 5% return	1,000.00	1,022.86	1.96	.39

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Multi-Sector Income Fund	63

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

64	American Funds Multi-Sector Income Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Multi-Sector Income Fund	65

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66	American Funds Multi-Sector Income Fund

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American Funds Multi-Sector Income Fund	67

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

68	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is avaliable free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_____
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: August 31, 2023